OFFERING CIRCULAR
-----------------

                              Bank Investment Fund
                                    Fund One
                                 75 Park Plaza
                        Boston, Massachusetts 02116-3934
                                  617-695-0415

                              -------------------


      The Bank Investment Fund (the "Corporation") is an investment company which currently invests and manages two mutual funds derived from voluntary subscriptions made by eligible investors.

      Fund One (the "Fund") is a no-load, diversified, open-end investment fund whose objective is maximum current income consistent with liquidity and the maintenance of a portfolio of high quality investments in short and intermediate term marketable securities issued by the United States Government and its agencies, repurchase agreements and certain money market instruments. The Fund is designed solely for use by eligible investors as an economical and convenient way to make liquid investments. Fund shares are currently offered to the following eligible investors: Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, the National Cooperative Bank, and directly or indirectly wholly-owned subsidiaries of such institutions (sometimes hereinafter called "Banks") (see ELIGIBLE BANKS OR INVESTORS).

      Investors should read this Offering Circular and retain it for future reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS OFFERING CIRCULAR. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE COMMISSIONER OF BANKS OF THE COMMONWEALTH OF MASSACHUSETTS (the "Commissioner of Banks"), NOR HAS THE COMMISSIONER OF BANKS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS OFFERING CIRCULAR. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

      THE SHARES BEING OFFERED ARE NOT SAVINGS ACCOUNTS OR DEPOSITS AND ARE NOT INSURED OR GUARANTEED. SUCH SHARES ARE BEING OFFERED PURSUANT TO AN EXEMPTION FROM THE SECURITIES ACT OF 1933 AND APPLICABLE STATE SECURITIES ACTS AND HAVE NOT BEEN REGISTERED OR QUALIFIED UNDER SUCH ACTS.

      Shares of beneficial interest are continuously available for daily purchase by eligible Banks.

                              -------------------

             The date of this Offering Circular is August 25, 1998


Financial Highlights
(For a share outstanding throughout each year)

      The following information should be read in conjunction with the current financial statements included elsewhere herein:



                                                                                     Year Ended December 31,
                                                            Six Months Ended  ------------------------------------
                                                              June 30, 1998       1997         1996         1995
------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)     (audited)*   (audited)*   (audited)*


Net asset value, beginning of period......................    $    983.75     $   974.80   $   996.20   $   944.75
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income..................................          28.35          58.35        60.41        66.14
   Net realized and unrealized gain (loss) on investment
    transactions..........................................           1.52           8.95       (21.40)       51.45
------------------------------------------------------------------------------------------------------------------
      Total from investment operations....................          29.87          67.30        39.01       117.59
------------------------------------------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income...................         (28.35)        (58.35)      (60.41)      (66.14)
   Distributions from capital gains.......................           0.00           0.00         0.00         0.00
------------------------------------------------------------------------------------------------------------------
      Total distributions.................................         (28.35)        (58.35)      (60.41)      (66.14)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period............................    $    985.27     $   983.75   $   974.80   $   996.20
==================================================================================================================

   Total return...........................................          6.23%**        7.12%        4.10%       12.78%

Ratios/Supplemental data:
   Net assets, end of period (in 000's)...................    $   134,369     $  143,608   $  151,591   $  146,555
   Ratio of expenses to average net assets................          0.52%          0.45%        0.43%        0.45%
   Ratio of net investment income to average net assets...          5.77%          5.98%        6.21%        6.75%
   Portfolio turnover rate................................         19.00%         25.93%       49.26%       84.45%
Amount of reverse repurchase agreements outstanding at end
 of period (in 000's).....................................    $         0     $        0   $        0   $        0
Average amount of reverse repurchase agreements outstanding
 during the period (in 000's).............................    $       398     $        0   $       22   $        5
Average number shares outstanding during the period (in 000's)        138            151          158	       138
Average amount of reverse repurchase agreements per share
 during the period........................................    $    2.8841     $   0.0000   $   0.1387   $   0.0362

         Portfolio   turnover  was  computed  including  U.S.   Governments  and  U.S.   Government  Agency
obligations with maturities in excess of one year.

--------------------
<F*>  Financial Statements for each of the ten years in the ten year period ended December 31, 1997 were audited by Parent, McLaughlin & Nangle, the
      Fund's independent auditors.
<F**>  Annualized.



                                               Year Ended December 31,
--------------------------------------------------------------------------------------------------------------
       1994            1993            1992             1991            1990            1989            1988
--------------------------------------------------------------------------------------------------------------
    (audited)*      (audited)*      (audited)*       (audited)*      (audited)*      (audited)*      (audited)*


   $  1,029.85      $ 1,042.13      $ 1,061.56      $ 1,028.78      $ 1,022.17      $ 1,001.04      $ 1,012.01
--------------------------------------------------------------------------------------------------------------

         62.34           73.54           80.89           84.63           86.58           84.76           77.00

        (85.10)         (12.28)         (19.43)          32.78            6.61           21.13          (10.97)
--------------------------------------------------------------------------------------------------------------
        (22.76)          61.26           61.46          117.41           93.19          105.89           66.03
--------------------------------------------------------------------------------------------------------------


        (62.34)         (73.54)         (80.89)         (84.63)         (86.58)         (84.76)         (77.00)
          0.00            0.00            0.00            0.00            0.00            0.00            0.00
--------------------------------------------------------------------------------------------------------------
        (62.34)         (73.54)         (80.89)         (84.63)         (86.58)         (84.76)         (77.00)
--------------------------------------------------------------------------------------------------------------
   $    944.75      $ 1,029.85      $ 1,042.13      $ 1,061.56      $ 1,028.78      $ 1,022.17      $ 1,001.04
==============================================================================================================

       -2.26%            6.01%           6.03%          12.11%           9.59%          11.02%           6.69%


   $  129,330       $  146,767      $  163,972      $  196,201      $  210,439      $  233,920      $  256,287
        0.50%            0.39%           0.33%           0.28%           0.37%           0.37%           0.30%
        6.37%            7.01%           7.79%           8.29%           8.54%           8.36%           7.58%
       43.43%           30.04%          44.93%          23.24%          50.30%         110.10%          11.53%

   $        0       $        0      $   10,700      $        0      $    1,000      $        0      $        0

   $      288       $    1,584      $    1,251      $    2,042      $      525      $        0      $        0
          147              145             175             186             218             234             286

   $   1.9616       $  10.9248      $   7.1462      $  10.9772      $   2.4102      $   0.0000      $   0.0000


                                   FEE TABLE


                                                                        Year Ended
                                                                     December 31, 1997
                                                                     -----------------

     Shareholder Transaction Expenses*..................                     0%
     Annual Fund Operating Expenses
      (as a percentage of average net assets)
       Management Fees..................................                     0%
       12b-1 Fees.......................................                   .11%
       Other Expenses
         Compensation, Payroll, Taxes, & Benefits.......     .20%
         Occupancy......................................     .04%
         Remainder......................................     .10%
                                                            -----
                                                                           .34%
                                                                          -----
     TOTAL FUND OPERATING EXPENSES......................                   .45%
                                                                          =====


Example

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) with or without redemption at the end of each time period:

                       1987     1988     1989     1990     1991     1992     1993     1994     1995     1996     1997
                      ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------

Fund One              10,000   10,669   11,845   12,970   14,541   15,418   16,345   15,976   18,018   18,757   20,092
Lehman Govt. 1-3 yr   10,000   10,620   11,753   12,902   14,437   15,325   16,156   16,237   17,995   18,909   20,166




                                      1 Year    3 Years    5 Years    10 Years
                                      ------    -------    -------    --------

  December 31, 1997...............    $4.60     $14.53     $25.50      $58.20


      The purpose of the foregoing table, which is based upon the Fund's fiscal year ended December 31, 1997, is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Example provided is intended to show the dollar amount of expenses that would be incurred over the indicated periods on a hypothetical $1,000 investment in the Fund, assuming a 5% annual return and assuming that the Fund's expenses continue at the rates shown in the table. However, the actual return on an investment in the Fund may be greater or less than 5%. Furthermore, the Example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.


--------------------
* The Fund charges no sales load or deferred sales load on any purchase, reinvested dividend, exchange, or redemption transactions.


                             MANAGEMENT DISCUSSION

      Fund One reflected a total return of 7.12% for the year ended December 31, 1997. During the same period, the Lehman 1-3 year index, which consists of government and agency securities of comparable maturities to the majority of the portfolio, had a total return of 6.65%. The Fund's favorable portfolio performance in 1997 relative to the index is attributed to both the investment income stream and the overall net asset increase in 1997 resulting from higher coupon investment securities acquired in prior years and retained in the latter part of 1997 as the overall interest rate environment decreased. After increasing short-term interest rates by 25 basis points at the end of March 1997, the Federal Reserve made no further adjustment in its monetary policy in 1997. While interest rates fluctuated in all categories in 1997, Federal funds, or day money, increased from 5.25% to 5.47% from January to December 1997, while the 30-year Treasury decreased from 6.64% in January 1997 to 5.99% in December 1997. The portfolio turnover ratio was 25.93% in 1997 as compared to 49.26% in 1996. The established portfolio positions allowed management to limit its investment activity in 1997, primarily to new share investments and the reinvestment of maturing or called securities, in light of the declining interest rate environment in the third and fourth quarters of 1997. Portfolio transactions in 1996 were based upon yield curve opportunities in addition to reinvestment of maturities and called securities. Given the uncertainty of the financial sector in the global economy and the resultant impact that it may have on the U.S. markets and the Federal Reserve's monetary policy, it is the Fund's management decision to sacrifice some yield for increased liquidity as we approach 1998.


              Bank Investment Fund-Fund One Investment Comparison

$22,000
                                                       $20,166
                                                       $20,092
$18,000

$14,000

$10,000
        1987   1988   1990   1991   1992   1993   1994   1995   1996   1997

        Fund One                          Lehman Govt. 1-3 yr


Bank Investment Fund--Fund One
Average Annual Total Return--For the Periods Ended December 31, 1997


              One               Five                Ten
              Year              Year                Year
              -----             -----               -----

              7.12%             5.44%               7.23%


      Total returns are based on past results and are not a prediction of future performance.


                           OFFERING CIRCULAR SUMMARY

                              BANK INVESTMENT FUND
                                    FUND ONE
                                 75 Park Plaza
                        Boston, Massachusetts 02116-3934

      This Summary is qualified in its entirety by the detailed information appearing elsewhere herein.

      For account information or assistance call 617-695-0415.

      Shares in the Fund are currently offered only to Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, the National Cooperative Bank and directly or indirectly wholly-owned subsidiaries of such institutions.

      The minimum initial investment is $50,000.00 (although in certain cases the Corporation may require a larger minimum investment in accordance with requirements of applicable securities laws). Additional investments may be made in any amount in excess of the minimum.

      The investment objective of the Fund is to achieve as high a level of current income as is consistent with safety of principal.

      The Fund was formed to provide participating banks with a highly liquid, diversified, high-quality investment vehicle designed to assist liquidity management. By pooling the money of its investors, it is able to offer the economies of size and diversification of maturities normally available to large corporate and institutional investors.

      Furthermore, the participating banks are relieved of safekeeping of securities and the detailed record keeping and other operational aspects necessary in managing an investment portfolio. Payment for shares may be made only in Federal funds or other funds immediately available to the Fund's deposit account at the State Street Bank and Trust Company ("State Street"). There is no charge for investing or withdrawing money, regardless of frequency.

                             INVESTMENT OBJECTIVES

      Fund One is a no-load, diversified, open-end investment fund.

      The investment objective of Fund One is to maximize current income consistent with liquidity of assets and safety of principal.

      The Fund was formed to provide participating banks with a highly liquid, diversified, high-quality investment vehicle designed to assist liquidity management. The Fund pursues this objective by investing principally in short and intermediate term marketable debt securities issued by the United States Government or by agencies of the United States, repurchase agreements, reverse repurchase agreements and money market instruments.

                               INVESTMENT POLICY

      Asset investments for Fund One include principally those securities eligible to be included in legal liquidity for Massachusetts co-operative banks under Massachusetts General Laws, Chapter 170, Section 22.

      The categories of those securities include, but may not be limited to a) cash on hand and due from banks, b) certificates of deposit due from any trust company, national banking association or banking company, c) bonds and other direct obligations of the United States or such obligations as are unconditionally guaranteed as to principal and interest by the United States,
d) bonds and notes of the Commonwealth of Massachusetts or any political subdivision thereof, e) federal agency obligations which have unexpired terms of five years or less, f) repurchase agreements, g) any other debt instrument deemed eligible for legal liquidity by the Commonwealth or its agent, and h) certain common money market instruments of temporary duration.

      The Fund may enter into reverse repurchase agreements to meet short-term liquidity needs of the Fund. These agreements may not be in excess of three business days. Any such borrowing would be limited to borrowing allowable under
Section 18 of the Investment Company Act of 1940 and applicable regulations promulgated thereunder.

      Shares of the Bank Investment Fund are eligible investments to be included in legal liquidity under Massachusetts General Laws, Chapter 170,
Section 22.

      The Board of Directors of the Corporation has investment discretion with regard to Fund One assets.

                            INVESTMENT RESTRICTIONS

      The Corporation is authorized by statute to invest its assets in a variety of debt and equity securities. No more than 5% of the Corporation's assets, at the time of purchase, may be invested in the securities of any one issuer except for direct obligations of the United States or obligations guaranteed by the United States, and other obligations issued under certain federal programs or by certain federal agencies or instrumentalities.

      The Fund is further restricted through the investment policy maintained by the Corporation's Officers and Directors. The investment policy for the Fund restricts the Corporation from a) making any investment in equity securities for the Fund, b) making any intermediate or long-term investment in corporate (non-governmental) debt securities for the Fund, and c) investing more than 25% of the Fund's total assets in the securities of a particular industry other than U.S. Government or federal agency securities.

                          ELIGIBLE BANKS OR INVESTORS

      Under Massachusetts General Laws (Chapter 482, Acts of 1984, as amended), eligible investors include Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, the National Cooperative Bank, and directly or indirectly wholly-owned subsidiaries of such institutions. Only these eligible investors are currently offered non-voting shares of beneficial interest in the Fund (see ORGANIZATION).

                STATUTORY LIMITATION ON INVESTMENTS IN THE FUND
                             BY PARTICIPATING BANKS

      Under Massachusetts General Laws, Chapter 167F, Section 3(2) as amended, a participating or eligible savings bank or co-operative bank may invest an amount in excess of 100% of its capital and surplus in any distinct non-equity investment fund of the Corporation except to the extent that the Commissioner of Banks for the Commonwealth of Massachusetts may by regulation set limits and conditions. The participating bank will be responsible for monitoring and compliance with this limitation.

      Under Massachusetts General Laws, Acts of 1932, Chapter 45, Section 7, as amended, The Co-operative Central Bank Reserve Fund may not invest or hold at any one time more than 20% of its assets with the Corporation.

      Investments in the Fund are affected by Section 303 of the FDIC Improvement Act of 1991 which limits investments by FDIC-insured state banks (including Massachusetts co-operative banks, savings banks and trust companies) in common or preferred stock or shares of mutual funds to the extent that such investments are permissible for national banks. Permissible national bank investments, as described in section 24(7) of the National Bank Act and 12 C.F.R. Part 1, include mutual funds which invest in securities and financial instruments eligible for direct investment by national banks. A state bank's investment in Fund One is subject to the quantitative limits, on a pass-through basis, as are applicable to national banks under 12 C.F.R. Part 1. The investment portfolio composition of Fund One is comprised of securities and other financial instruments in which national banks may invest without limitation (e.g., U.S. Government and federal agency obligations).

      Federally chartered savings banks and savings and loan associations (with their principal place of business in Massachusetts) may invest in an open-end mutual fund, such as Fund One, which invests in securities and financial instruments in which such institutions may invest directly. For purposes of determining compliance with quantitative investment limitations under the Home Owners Loan Act ("HOLA"), an investing bank's or association's proportionate share of a mutual fund's individual investments will, under 12 CFR, ss.560.32, be aggregated with such investments held directly. (The investments held by Fund One may also be held without limitation by federally chartered savings banks and savings and loan associations.) Apart from compliance with applicable investment limitations, a bank or association may invest, without prior notice to the Office of Thrift Supervision, an amount up to 15% of its total capital in any one mutual fund, or up to 50% of total capital in all such pass-through investment vehicles. Investments in excess of the 15% and 50% limits may only be made when thirty days' advance notice has been provided to the Office of Thrift Supervision.

      Certain federally chartered savings banks who converted from a Massachusetts savings bank charter may, under certain grandfather provisions of HOLA, retain broader investment authority than that described in the preceding paragraph. For example, section 5(i) of HOLA grandfathers state authorized investment powers of certain Federal savings banks in existence as of the date of enactment of Federal statutes (e.g., the Financial Institution Reform, Recovery, and Enforcement Act of 1989) which may have otherwise limited such investments.

                                   DIVIDENDS

      The Fund distributes all of its net income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis.

      Investors wishing to change the method of receiving dividends must notify the Fund in writing at least one week before payment is to be made.

      Net income of the Fund consists of all interest income accrued and earned, less estimated expenses of the Fund. Distributions of realized net capital gains, if any, are declared and paid once each year and are reinvested in additional shares at net asset value or, at each shareholder's option, paid in cash.

                                NET ASSET VALUE

      The Fund's net asset value per share is determined as of the close of the New York Stock Exchange on days when the Custodian Bank (State Street Bank) is open for business. The net asset value per share is determined by adding the appraised value of all securities and all other assets, deducting liabilities and dividing by the number of shares outstanding. U.S. debt securities are normally valued on the basis of valuations provided by market makers. Such prices are believed to reflect the fair value of such securities and to take into account appropriate factors such as institutional size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, and other market data. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

                              INVESTORS' ACCOUNTS

      The Fund maintains an account for each investor in full and fractional shares. All purchase and sale transactions are confirmed to the investor. Statements of account showing all transactions for the month, including dividends paid, are sent to participating banks on a monthly basis.

                                     TAXES

      The Fund has qualified as a regulated investment company under the Internal Revenue Code and will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from interest, together with distributions of any short-term capital gains, are taxable as ordinary income, whether or not reinvested. Dividends of the Fund do not qualify for the dividends received exclusion for corporations.

      Distributions of net long-term capital gains, if any, realized by the Fund are made at least annually and are taxable to shareholders. In addition, an investing Bank may realize a capital gain or loss in any year in which it redeems shares. It should be noted that long-term capital gain distributions and/or capital gains or losses realized from redemptions on or after January 1, 1987 will be taxed at the same rates as ordinary income under the provisions of the Tax Reform Act of 1986.

      A statement setting forth the federal income tax status of all distributions made during each calendar year is sent to each shareholder promptly after the end of such year.

                               AUDITORS AND LEGAL

      Parent, McLaughlin and Nangle, Certified Public Accountants, Inc., are the auditors of the Fund. The law firm of Steptoe and Johnson has passed upon certain legal matters of the Fund in connection with the shares offered by this offering circular.

                        CERTAIN RISK FACTORS TO CONSIDER

      In general, the value of debt securities held in the Fund's portfolio, as well as share prices of the Fund, will vary inversely with changes in prevailing interest rates. Economic or political events may also effect the value of the share prices of the Fund to the extent that the events impact the value of debt securities held by the Fund.

                                     YIELD

      The yield for the 30-day periods ended December 31, 1997 and June 30, 1998 were 5.72% and 5.54%, respectively. Yield is calculated based on the 30 days ending on the date of the most recent statement of Assets and Liabilities, (as presented elsewhere within). A standard formula as required by the Securities and Exchange Commission is utilized for the computation of this yield amount. Net Investment Income in the formula differs from actual Net Investment Income as included in the Statement of Operations (included elsewhere within). Net Investment Income as reflected in the formula includes yield based upon market valuation of the portfolio at the commencement of the 30 day period. This yield amount may differ from the ratio of Net Investment Income to Average Net Assets reflected in selected financial information (as presented elsewhere within).

      The Fund yield fluctuates as a result of numerous factors. Therefore, the yield stated here is not necessarily representative of the Fund's future yield.

                      PORTFOLIO PERFORMANCE--TOTAL RETURN

      An investor bank may judge the Fund's portfolio performance by comparing it to that of similar mutual funds or to market indices. Performance may also be gauged by the total return of the portfolio over time. The Fund's total return for each period is computed by finding, through the use of a formula prescribed by the Securities and Exchange Commission, the average annual compounded rates of return over the period that would equate an assumed initial amount invested to the value of the investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when received.

      Total return for the years ended December 31, 1997 and June 30, 1998 were 7.12% and 7.23%, respectively. Average annual total return for the five years ended December 31, 1997 and June 30, 1998 were 5.44% and 5.23%, respectively. Average annual total return for the ten years ended December 31, 1997 and June 30, 1998 were 7.23% and 7.12%, respectively.

                     HOW SHARES OF THE FUND ARE PURCHASED--
                         TELEPHONE INVESTMENT PROCEDURE

      Shares of the Fund are offered for sale on days on which both the New York Stock Exchange and the custodian bank are open for business. There is no sales charge. The minimum initial investment is $50,000.00 (although in certain cases the Corporation may require a larger minimum investment in accordance with requirements of applicable securities laws). Additional investments may be made in any amount in excess of the minimum.

Bank Wire Transfers

      Call your correspondent bank and speak to your account officer. Tell him that you want to transfer funds to State Street Bank and Trust Company. Instruct him to wire transfer the money before 12:00 noon, Boston time, to:

            State Street Bank and Trust Company
            Boston, Massachusetts
            Routing number: 0110-0002-8
            For account of the Bank Investment Fund, Fund One
            Account number: 9006-930-3

Internal Money Transfers

      If your correspondent bank account is with the State Street Bank and Trust Company, contact your account officer and instruct him to transfer funds from your account to the account of the Bank Investment Fund, Fund One, Account number: 9006-930-3.

      AFTER INSTRUCTING YOUR BANK TO TRANSFER FUNDS, PLEASE CALL THE FUND AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. REMEMBER, IT IS IMPORTANT TO DO THIS BEFORE 12:00 NOON.

      The securities market, in which the Fund buys and sells securities, usually requires immediate settlement in Federal funds for all security transactions; therefore, payment for the purchase of Fund shares not received in the form of Federal funds will be recorded as share subscriptions, and not invested in Fund shares until such payments are converted into Federal funds. Payments received by bank wire can be converted immediately into Federal funds; any other form of payment will result in a delay. Orders received prior to 12:00 noon, Boston time, will be invested in shares of the Fund at the next determined net asset value.

                     HOW SHARES OF THE FUND ARE REDEEMED--
                         TELEPHONE REDEMPTION PROCEDURE

      An investor may withdraw all or any portion of his investment by redeeming shares on any day that the Fund is open for business at the next determined net asset value. The proceeds of redemptions will be wired directly to the investor's bank account within one business day. The Fund reserves the right to delay withdrawal requests up to 7 business days after any investment that has been made with uncollected funds.

      The right of redemption can be suspended and the payment of the redemption proceeds deferred during any period in which a) the New York Stock Exchange is closed or trading on such Exchange is restricted or b) the Securities and Exchange Commission deems an emergency to exist, or during any other period permitted by order of the Commission for the protection of investors.

Bank Wire Transfers

      Call the Fund by 12:00 noon (Call or Trade Date) to redeem shares the following day (Settlement Date). When the amount to be redeemed is at least $5,000.00, the Fund will automatically wire transfer the amount to your correspondent bank account at settlement.

Internal Money Transfers

      If your bank's account is with the State Street Bank and Trust Company, contact the Fund by 12:00 noon (Call or Trade Date) for redemption of shares the following day (Settlement Date). The Fund will transfer the amount from its account to your account at State Street Bank and Trust Company at settlement.

                             TRANSFER RESTRICTIONS

      Fund shares may not be transferred by banks holding such shares to any persons other than an eligible bank (except that the shares may be pledged to such other persons or they may be transferred to The Co-operative Central Bank, hereinafter the "Central Bank"). If the Fund shares are acquired by any other persons by operation of law or by foreclosure upon the pledge of such shares (or through transfer, in the case of the Central Bank), the Corporation must offer to repurchase the shares from such person at net asset value of the shares. If such offer is refused, no dividend may be paid by the Corporation or Fund on such shares, and the redemption price which the holder of such shares may obtain in any subsequent repurchase of those shares by the Corporation or Fund is limited to the net asset value of the shares on the date of the Corporation's offer.

      In the event of any transfer, it is extremely important to notify the Corporation immediately of any purchase, sale or transfer of Fund shares not made through the Corporation or its transfer agent. Immediate notification should be furnished to the Corporation by telephone, with written notification as a follow-up thereto. Prompt notification is essential to avoid any delay in redemption offer and loss of earnings. Please remember that a statutory restriction exists on the Corporation and it would be unable to pay a dividend to an ineligible holder after expiry of the 30-day repurchase period which is statutorily available following such transfer.

                                  ORGANIZATION

      The Corporation was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth [Acts of 1984, Chapter 482 as amended] of Massachusetts under its chartered name "Co-operative Bank Investment Fund" and does business under the name "Bank Investment Fund." The Special Act indicates that the purpose of the Corporation is to hold, invest, reinvest and manage one or more mutual investment funds, which shall include all property of the Corporation, to be derived from voluntary subscription thereto by the Banks.

      The Corporation is an open-end diversified management investment company authorized to invest its assets in certain real estate mortgages, and a variety of other investments, including direct obligations of the United States, obligations guaranteed by the United States, obligations guaranteed by the Federal National Mortgage Association, bonds and other evidences of indebtedness of corporations, shares of common or preferred stock registered on a national securities exchange or for which quotations are available through the National Quotation Bureau, Inc. or a comparable service, or through a national securities market established in conformance with Section 11A of the Securities Act of 1934, and other debt and equity securities. Fund One will only invest in those securities described under "Investment Policy" and "Investment Restrictions" elsewhere herein.

      The business of the Corporation is conducted by a Board of Directors elected by the Corporation's Incorporators and the Directors have investment discretion relative to Corporation assets. The Incorporators of the Corporation are the Directors of The Co-operative Central Bank, which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks.

      The Corporation operates pursuant to an exemption from the sections of the Investment Company Act of 1940 which deal with (a) voting rights of security holders and (b) the manner of sale of redeemable shares.

      Only Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, The National Cooperative Bank and directly or indirectly wholly-owned subsidiaries of such institutions are currently offered shares in the Fund. Such investors may purchase shares of beneficial interest, which do not entitle the shareholders thereof to voting rights of any nature, including investment policy matters.

                           DESCRIPTION OF FUND SHARES

      The Corporation has no capital stock. Beneficial ownership in each of the Corporation's funds is represented by shares of beneficial ownership, as recorded in book entry form. Each share is equal in every respect to every other share, except that if the Directors of the Corporation establish distinct investment funds, shares will be issued in distinct classes and each share within each class will be equal in every respect to every other share of that class.

      The shares of beneficial ownership are no par, non-voting, with a stated value of $1,000, issued in book entry form only. Investment and redemption of shares is effected at the net asset value as described elsewhere herein. Shares are recorded in whole and/or fractional shares, as applicable. Physical certificates are not issued. Monthly statements are furnished to reflect share balance and activity.

      With regard to the absence of voting rights, management believes that eligible investors are adequately protected because of a) regulation by the Commissioner of Banks, b) the redeemable nature of the shares, c) representation of co-operative bank investors in the election of Directors of the Central Bank, who as Incorporators elect the Corporation's Directors, and
d) representation of savings bank investors by an advisor at such corporate meetings of the Incorporators.

                           SUPERVISION AND REGULATION

      As provided by Massachusetts statute [Chapter 482, Acts of 1984 as amended] the Corporation is subject to the supervision of the Commissioner of Banks of the Commonwealth of Massachusetts. Periodic reporting to the Commissioner of Banks is also required by the same statute. The Corporation is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended, and is subject to reporting requirements thereunder.

                               INVESTMENT ADVISOR

      The Corporation presently does not employ the services of any investment advisory or management services company. Investment decisions for the Fund are made by authorized officers of the Corporation, subject to approval or ratification by its Board of Directors. The Corporation reserves the right at any time in the future to appoint an investment advisor at any reasonable and customary fee as may be agreed when, in the opinion of the Corporation Directors, the use of such advisory or management services would improve Fund performance.

                                 TRANSFER AGENT

      The Corporation maintains the records for the investment, redemption, and/or transfer of Fund shares. The Corporation reserves its right at any time in the future to appoint a separate transfer agent at any reasonable and customary fee as may be agreed when, in the opinion of the Corporation Directors, the use of such transfer service is necessary. The limited number of shareholders and nature of Fund operation does not, at this time, justify the use of a separate agent and would only be an extra or unnecessary expense.

                      OPERATING AND DISTRIBUTION EXPENSES

      Normal expenses which may be borne by the Fund include, but are not limited to: Director fees, salaries and wages, payroll taxes, employee benefits, taxes, corporate fees, occupancy, furniture and equipment, data processing, legal, auditing and accounting, telephone and postage, custodial and other bank fees, preparation, printing and distribution of reports, insurance, membership fees, organization, and other miscellaneous expenses.

      The Corporation has adopted a plan of distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan") providing that the Fund will pay certain expenses incurred by the Corporation which may be considered to be primarily intended to result in the sale of shares in the Fund. The expenses which may be incurred pursuant to the Plan include, without limitation, those for the preparation, printing and distribution of written materials for other than existing investors, preparation and distribution of advertising material and sales literature, direct payments to sales personnel, and other similar activities. The maximum expenditures which may be made pursuant to the Plan in any year is .12 of 1% of the average daily net asset value of the Corporation for such year. The Board of Directors of the Corporation has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

      Expenditures of $156,988 (.11% of average net assets) pursuant to the 12b-1 plan were incurred in and for the year ended December 31, 1997: $1,906 for advertising in trade journals and similar publications; $9,583 for printing and mailing of offering circulars; $86,214 for compensation, payroll taxes and benefits for personnel in sales and customer service; $27,578 for sponsorship of annual subscriptions and other promotional materials; and $31,707 for other plan expenses. Expenditures of $73,275 (.11% of average net assets--annualized) pursuant to the 12b-1 plan were incurred in and for the six months ended June 30, 1998: $2,650 for advertising in trade journals and similar publications; $4,675 for printing and mailing of offering circulars; $42,707 for compensation, payroll taxes and benefits for personnel in sales and customer service; $5,896 for sponsorship of annual subscriptions and other promotional materials; and $17,347 for other plan expenses.

      Because more than one fund will be operated by the Corporation, operating expenses and expenses incurred pursuant to the Plan related directly to a single fund operation will be charged directly to that fund. Common or indirect expenses will be allocated among funds in accordance with the annual budget as determined by the Board of Directors of the Corporation to be fair and equitable or on such other basis as the Board of Directors of the Corporation may determine from time to time to be fair and equitable.

      The Corporation reimbursed the Central Bank for expenses paid on behalf of the Corporation and for its proportionate share of expense items used in common by both the Corporation and the Central Bank. All fees and expenses for the Fund are estimated and accrued daily. Actual operating expenses for the year ended December 31, 1997 and the six months ended June 30, 1998 were .45% and .52% of average net assets, respectively. Operating expenses paid to the Central Bank for the year ended December 31, 1997 and the six months ended June 30, 1998 were $36,800 and $20,400, respectively.

                               EXCHANGE PRIVILEGE

      Shares of the Fund may be exchanged for shares of another fund on the basis of the respective net asset value of the shares involved, to the extent that additional funds are established by the Corporation.

                                   CUSTODIAN

      The Corporation is required by statute to at all times employ a national banking association located in the Commonwealth of Massachusetts, or a Massachusetts state-chartered bank authorized to exercise trust powers, as the Corporation's or Fund's custodian, to hold the securities owned by the Corporation and any monies delivered by the Corporation's or Fund's shareholders or due to the Corporation or Fund. Purchase and sale transactions are effected through or by the custodian bank upon the instructions of the Corporation.

      The State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 serves as custodian of the Fund's cash and investments.

                                   YEAR 2000

      The Fund has committed internal and external resources to ensure that systems and applications are year 2000 compliant and has developed a plan and timetable for implementation and testing therewith. This project is scheduled to be completed in 1998.

                             MANAGEMENT OF THE FUND

      The Incorporators of the Corporation are the Directors of The Co-operative Central Bank which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks. The Board of Directors of the Corporation is elected by the Incorporators.

      The Fund's primary investment officer is James L. Burns, Jr., President. He has held this position since inception of the Fund in 1985. For more than 15 years prior to the inception of the Fund, he managed investment portfolios for the Co-operative Central Bank and the State Street Bank and Trust Company.

      Directors and Officers of the Corporation, together with information as to their principal business occupations during the past five years, are shown below:


James L. Burns, Jr., President         President of The Co-operative Central Bank, 75 Park Plaza, Boston, MA
 and Chief Executive Officer            02116-3934

William F. Casey, Jr.,                 Executive Vice President and Treasurer of The Co-operative Central Bank,
 Executive Vice President               75 Park Plaza, Boston, MA 02116-3934

Susan L. Ellis, Vice President         Vice President of The Co-operative Central Bank, 75 Park Plaza,
 and Treasurer                          Boston, MA 02116-3934

Jeremiah J. Foley, Vice President      Vice President of The Co-operative Central Bank, 75 Park Plaza,
 and Clerk of the Corporation           Boston, MA 02116-3934

Robert E. Haley, Vice President        Vice President of Bank Investment Fund, 75 Park Plaza,
                                        Boston, MA 02116-3934

Annemarie Lee,                         Assistant Vice President of The Co-operative Central Bank, 75 Park Plaza,
 Vice President                         Boston, MA 02116-3934

Claire R. Bothwell, Director           Chairman of the Board of the Ware Co-operative Bank, Main Street,
                                        Ware, MA 01082

John T. Day, Director and              Chairman of the Board of the Mt. Washington Co-operative Bank,
 Chairman of the Board                  430 W. Broadway, South Boston, MA 02127

Robert F. Day, Director                President of The Needham Co-operative Bank, 1063 Great Plain Ave.,
                                        Needham, MA 02192

Charles P. Hooker, Director            Chairman of the Board of The Pittsfield Co-operative Bank, 70 South Street,
                                        Pittsfield, MA 01202

Ronald E. Lestan                       President of The Walpole Co-operative Bank, 982 Main Street,
                                        Walpole, MA 02081

Walter A. Murphy, Director and         Chairman of the Board of the Falmouth Co-operative Bank, P.O. Box 567,
 Clerk of the Board                     Falmouth, MA 02541

John H. Pearson, Jr.                   President of Butler Bank--A Co-operative Bank, 10 George Street,
                                        Lowell, MA 01852


PMN

                          INDEPENDENT AUDITOR'S REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
 BANK INVESTMENT FUND--FUND ONE
 BOSTON, MASSACHUSETTS

      We have audited the accompanying statement of assets and liabilities of Bank Investment Fund--Fund One, including the schedule of portfolio investments, as of December 31, 1997 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the ten years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Bank Investment Fund--Fund One as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.



                                       /s/ PARENT, MCLAUGHLIN & NANGLE
                                       Certified Public Accountants


                      Member of the SEC Practice Section,
               American Institute of Certified Public Accountants


January 30, 1998


                         BANK INVESTMENT FUND--FUND ONE

                      STATEMENT OF ASSETS AND LIABILITIES


                                                          June 30, 1998    December 31, 1997
                                                          -------------    -----------------
                                                           (unaudited)         (audited)

ASSETS:
  INVESTMENTS IN SECURITIES, at value (Identified cost
   $129,546,393 and $138,695,885, respectively)........   $ 130,147,070      $ 139,029,654

  REPURCHASE AGREEMENTS................................       2,485,000          2,770,000

  INTEREST RECEIVABLE..................................       2,248,745          2,450,787

  CASH.................................................          67,968             19,831
------------------------------------------------------------------------------------------

      TOTAL ASSETS ....................................     134,948,783        144,270,272
------------------------------------------------------------------------------------------

LIABILITIES:
  DIVIDENDS PAYABLE....................................         412,786            507,680

  ACCRUED EXPENSES.....................................         166,493            154,094
------------------------------------------------------------------------------------------

      TOTAL LIABILITIES ...............................         579,279            661,774
------------------------------------------------------------------------------------------

NET ASSETS: (Equivalent to $985.2657 and $983.7517
 per share based on 136,378.9524 and 145,980.4309
 shares of beneficial interest outstanding)............   $ 134,369,504      $ 143,608,498
==========================================================================================

REPRESENTED BY:
  Paid-in Capital......................................   $ 151,034,044      $ 160,539,166
  Accumulated net losses on investments................     (17,265,212)       (17,264,431)
  Unrealized appreciation of investments...............         600,672            333,763
------------------------------------------------------------------------------------------

      TOTAL NET ASSETS ................................   $ 134,369,504      $ 143,608,498
==========================================================================================



                         BANK INVESTMENT FUND--FUND ONE

                            STATEMENT OF OPERATIONS


                                                                      Six Months Ended       Year Ended
                                                                       June 30, 1998      December 31, 1997
                                                                      ----------------    -----------------
                                                                        (unaudited)           (audited)

INVESTMENT INCOME:
  Interest income, net of interest expense of $11,259 and $0,
   respectively....................................................     $ 4,229,308         $  9,508,140

EXPENSES:
  Compensation, payroll taxes and benefits--officers...............     $   101,159         $    209,902
  Compensation, payroll taxes and benefits--other..................          49,824               91,682
  Distribution expenses............................................          73,275              156,988
  Professional fees................................................          27,600               32,615
  Occupancy........................................................          26,944               64,544
  Other expenses...................................................          25,373               27,409
  Equipment and data processing....................................          16,400               24,900
  Meetings and travel..............................................          11,550               22,550
  Directors' fees..................................................           8,100               17,600
  Postage and telephone............................................           6,500               15,300
  Insurance expense................................................           1,700                5,600
--------------------------------------------------------------------------------------------------------
      TOTAL EXPENSES ..............................................         348,425              669,090
--------------------------------------------------------------------------------------------------------
      INVESTMENT INCOME--NET ......................................       3,880,883            8,839,050
--------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments .........................            (781)               5,078
  Change in net unrealized appreciation on investment securities ..         266,909            1,330,580
--------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain on investments .............         266,128            1,335,658
--------------------------------------------------------------------------------------------------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........     $ 4,147,011         $ 10,174,708
========================================================================================================



                         BANK INVESTMENT FUND--FUND ONE

                       STATEMENT OF CHANGES IN NET ASSETS



                                                          Six Months       Year Ended      Year Ended
                                                             Ended        December 31,    December 31,
                                                         June 30, 1998        1997            1996
                                                         -------------    ------------    ------------
                                                          (unaudited)      (audited)       (audited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Investment income--net..............................   $  3,880,883     $  8,839,050    $  9,572,248
  Net realized gain (loss) on investments.............           (781)           5,078         119,293
  Unrealized appreciation (depreciation)--net.........        266,909        1,330,580      (3,497,470)
------------------------------------------------------------------------------------------------------

      Net increase in net assets resulting from
       operations.....................................      4,147,011       10,174,708       6,194,071

DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net..............................     (3,880,883)      (8,839,050)     (9,572,248)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST--NET
 INCREASE (DECREASE)..................................     (9,505,122)      (9,318,402)      8,414,388
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS.........     (9,238,994)      (7,982,744)      5,036,211

NET ASSETS:
  Beginning of period.................................    143,608,498      151,591,242     146,555,031
------------------------------------------------------------------------------------------------------

  End of period.......................................   $134,369,504     $143,608,498    $151,591,242
======================================================================================================


                         BANK INVESTMENT FUND--FUND ONE

                            PORTFOLIO OF INVESTMENTS
                                 June 30, 1998
                                  (unaudited)

Obligations of Federal Agencies--96.8%


                                     Par         Coupon     Maturity Date        Value
                                 -----------     ------     -------------     ------------

Federal Farm Credit Bank         $ 2,500,000     6.19%        03/19/01        $  2,531,250
                                   2,000,000     6.20         04/09/01           2,025,625
                                   2,500,000     6.78         01/15/02           2,515,625
------------------------------------------------------------------------------------------
                                 $ 7,000,000             (Cost $  7,000,000)  $  7,072,500
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Federal Home Loan Bank           $ 2,000,000     5.595%       02/16/99        $  1,996,875
                                   3,000,000     7.88         02/09/00           3,102,188
                                   1,000,000     6.00         12/14/00           1,006,562
                                   1,985,000     5.745        01/25/01           1,978,177
                                   2,000,000     5.735        02/13/01           1,993,750
                                   2,000,000     6.04         02/14/01           2,002,500
                                   2,000,000     6.00         02/21/01           2,001,250
                                   5,000,000     6.09         03/21/01           5,050,000
                                   5,000,000     6.48         01/08/02           5,045,312
                                   4,000,000     6.72         08/28/02           4,007,500
                                   3,000,000     6.60         09/03/02           3,021,562
                                   2,500,000     6.28         01/28/03           2,489,063
                                   2,000,000     6.015        02/05/03           1,991,875
                                   2,000,000     6.365        05/14/03           1,998,125
------------------------------------------------------------------------------------------
                                 $37,485,000             (Cost $ 37,485,000)  $ 37,684,739
------------------------------------------------------------------------------------------

Federal Home Loan Mortgage
 Corporation                     $ 2,000,000     7.98%        01/19/00        $  2,068,750
                                   2,000,000     5.99         03/06/01           1,998,750
                                   4,000,000     6.125        03/03/03           3,995,000
                                   2,000,000     6.15         03/06/03           2,003,125
------------------------------------------------------------------------------------------
                                 $10,000,000             (Cost $  9,988,093)  $ 10,065,625
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
Federal National Mortgage
   Association                   $ 5,000,000     7.85%        09/10/98        $  5,023,438
                                   1,500,000     5.75         12/10/98           1,498,594
                                   2,000,000     6.00         12/29/00           1,999,375
                                   2,000,000     5.91         01/12/01           1,998,750
                                   2,000,000     5.84         01/19/01           1,996,250
                                   3,000,000     5.82         01/30/01           2,994,375
                                   1,000,000     5.85         02/06/01             999,062
                                   8,000,000     6.05         03/12/01           8,005,000
                                   2,500,000     6.37         03/22/01           2,512,500
                                   3,000,000     6.45         04/12/01           3,014,062
                                   4,500,000     6.40         05/02/01           4,587,188
                                   2,500,000     6.375        01/16/02           2,553,125
                                   2,500,000     6.52         12/10/02           2,500,781
                                   5,000,000     6.45         12/16/02           5,017,187
                                   2,000,000     6.15         12/26/02           2,004,375
                                   2,000,000     5.96         02/07/03           1,993,125
                                   2,500,000     6.16         02/19/03           2,492,969
                                   4,000,000     5.96         03/05/03           4,006,250
                                   2,000,000     6.08         06/23/03           1,996,250
------------------------------------------------------------------------------------------
                                 $57,000,000             (Cost $ 56,987,186)  $ 57,192,656
------------------------------------------------------------------------------------------

Government National Mortgage
 Association                     $   484,043     6.50%        11/15/07        $    489,034
                                   2,841,088     6.50         07/15/08           2,870,386
                                   2,708,464     6.50         11/15/08           2,736,395
                                     398,101     6.50         12/15/08             402,206
                                     670,020     5.50         12/15/08             652,014
                                   2,441,958     7.50         03/15/22           2,510,638
                                   3,194,272     7.00         10/15/22           3,245,181
                                   3,052,054     7.00         05/15/23           3,100,696
------------------------------------------------------------------------------------------
                                 $15,790,000             (Cost $ 15,993,935)  $ 16,006,550
------------------------------------------------------------------------------------------

Student Loan Marketing
 Association                     $ 2,000,000     7.723%       01/25/99        $  2,025,000
------------------------------------------------------------------------------------------
                                                         (Cost $  1,992,178)

Certificates of Deposit--0.1%

NCB Savings Association          $   100,000     5.75%        03/19/99        $    100,000
------------------------------------------------------------------------------------------
                                                         (Cost $    100,000)

                                                         (Cost $129,546,393)  $130,147,070
------------------------------------------------------------------------------------------

Repurchase Agreement--1.8%

$2,485,000                        Repurchase Agreement dated June 30, 1998 with
                                  PaineWebber, Inc. due July 1, 1998 with respect
                                  to various Federal Agencies ranging from:
                                     Par Value         $1,000 - $1,845,000
                                     Rate Range        5.50% - 10.00%
                                     Maturity Range    12/01/01 - 09/01/25
                                  Maturity value of $2,485,380 for an effective
                                  yield of 5.50%.

                                                         (Cost $  2,485,000)  $  2,485,000
------------------------------------------------------------------------------------------

Total Investments--98.7%                                 (Cost $132,031,393)  $132,632,070
------------------------------------------------------------------------------------------

Other assets in excess of liabilities--1.3%                                      1,737,434
------------------------------------------------------------------------------------------

Net assets--100%                                                              $134,369,504
==========================================================================================


                         BANK INVESTMENT FUND--FUND ONE

                            PORTFOLIO OF INVESTMENTS
                               December 31, 1997


Obligations of Federal Agencies--96.8%

                                     Par         Coupon     Maturity Date        Value
                                 -----------     ------     -------------     ------------

Federal Farm Credit Bank         $ 2,500,000     6.40%        07/25/00        $  2,507,031
                                   2,000,000     6.05         02/12/01           1,993,125
                                   2,500,000     6.19         03/19/01           2,517,188
                                   2,000,000     6.20         04/09/01           2,013,750
                                   2,500,000     6.78         01/15/02           2,517,969
------------------------------------------------------------------------------------------
                                 $11,500,000             (Cost $ 11,500,000)  $ 11,549,063
------------------------------------------------------------------------------------------

Federal Home Loan Bank           $ 2,000,000     5.595%       02/16/99        $  1,996,875
                                   3,000,000     7.88         02/09/00           3,124,688
                                   1,000,000     6.00         12/14/00           1,000,937
                                   2,000,000     6.24         12/20/00           2,000,625
                                   2,500,000     6.12         01/24/01           2,494,531
                                   1,985,000     5.745        01/25/01           1,965,150
                                   2,000,000     5.735        02/13/01           1,980,625
                                   2,000,000     6.04         02/14/01           1,991,875
                                   2,000,000     6.00         02/21/01           1,990,625
                                   5,000,000     5.945        03/05/01           4,978,125
                                   1,000,000     6.27         03/12/01           1,000,000
                                   5,000,000     6.09         03/21/01           5,018,750
                                   2,500,000     6.51         05/25/01           2,498,438
                                   5,000,000     6.48         01/08/02           5,028,125
                                   2,000,000     7.02         02/05/02           2,000,625
                                   4,000,000     6.72         08/28/02           3,998,750
                                   3,000,000     6.60         09/03/02           3,015,000
------------------------------------------------------------------------------------------
                                 $45,985,000             (Cost $ 45,985,000)  $ 46,083,744
------------------------------------------------------------------------------------------

Federal Home Loan Mortgage
 Corporation                     $ 2,000,000     7.98%        01/19/00        $  2,083,750
                                   2,000,000     7.70         03/13/00           2,009,375
                                   2,000,000     7.28         05/08/00           2,014,375
                                   1,000,000     6.32         11/13/00           1,000,937
                                   2,000,000     5.99         03/06/01           1,990,625
------------------------------------------------------------------------------------------
                                 $ 9,000,000             (Cost $  8,999,752)  $  9,099,062

Federal National Mortgage
   Association                   $ 5,000,000     7.85%            09/10/98    $  5,073,438
                                   1,500,000     5.75             12/10/98       1,495,781
                                   2,500,000     6.34             07/17/00       2,504,687
                                   2,000,000     6.08             12/12/00       1,994,375
                                   1,000,000     6.06             12/22/00         996,875
                                   2,000,000     6.00             12/29/00       1,992,500
                                   2,000,000     5.84             01/19/01       1,985,625
                                   3,000,000     5.82             01/30/01       2,975,625
                                   1,000,000     5.85             02/06/01         992,812
                                   8,000,000     6.05             03/12/01       7,965,000
                                   2,500,000     6.37             03/22/01       2,507,812
                                   3,000,000     6.45             04/12/01       3,011,250
                                   4,500,000     6.40             05/02/01       4,547,813
                                   2,500,000     7.00             01/14/02       2,500,000
                                   2,500,000     6.375            01/16/02       2,528,125
                                   2,500,000     6.52             12/10/02       2,502,344
                                   5,000,000     6.45             12/16/02       5,012,500
                                   2,000,000     6.15             12/26/02       2,000,000
------------------------------------------------------------------------------------------
                                 $52,500,000             (Cost $ 52,484,885)  $ 52,586,562
------------------------------------------------------------------------------------------

Government National Mortgage
 Association                     $   502,672     6.50%            11/15/07    $    505,657
                                   3,239,813     6.50             07/15/08       3,259,050
                                   1,199,215     6.50             10/15/08       1,206,335
                                   1,822,975     6.50             11/15/08       1,833,799
                                     410,886     6.50             12/15/08         413,326
                                     705,345     5.50             12/15/08         679,115
                                   2,821,023     7.50             03/15/22       2,890,667
                                   3,383,994     7.00            10/15/22     $  3,412,547
                                   3,337,566     7.00             05/15/23       3,365,727
------------------------------------------------------------------------------------------
                                 $17,423,489             (Cost $ 17,635,620)  $ 17,566,223
------------------------------------------------------------------------------------------

Student Loan Marketing
 Association                     $ 2,000,000     7.723%           01/25/99    $  2,045,000
------------------------------------------------------------------------------------------
                                                         (Cost $  1,990,628)

Certificates of Deposit--0.0%

NCB Savings Association          $   100,000     5.75%            01/16/98    $    100,000
------------------------------------------------------------------------------------------
                                                         (Cost $    100,000)


                                                         (Cost $138,695,885)  $139,029,654
------------------------------------------------------------------------------------------

Repurchase Agreement--1.9%

$2,770,000                        Repurchase Agreement dated December 31, 1997
                                  with PaineWebber, Inc. due January 2, 1998 with
                                  respect to $2,650,000 U. S. Treasury Notes
                                  8.875% due February 15, 1999--maturity value
                                  of $2,770,885 for an effective yield of 5.75%.

                                                         (Cost $  2,770,000)  $  2,770,000
------------------------------------------------------------------------------------------

Total Investments--98.7%                                 (Cost $141,465,885)  $141,799,654
------------------------------------------------------------------------------------------

Other assets in excess of liabilities--1.3%                                      1,808,844
------------------------------------------------------------------------------------------

Net assets--100%                                                              $143,608,498
==========================================================================================


                         BANK INVESTMENT FUND--FUND ONE

                         NOTES TO FINANCIAL STATEMENTS
       (Information for the six months ended June 30, 1998 is unaudited)

NOTE 1.  Organization:

      The Bank Investment Fund (the "Corporation") was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth of Massachusetts (Acts of 1984, Chapter 482, as amended,) under its chartered name "Co-operative Bank Investment Fund" and does business under the name "Bank Investment Fund." The Corporation is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Corporation invests and manages two mutual investment funds derived from the voluntary subscriptions made by eligible investors.

      Fund One (the "Fund") is a no-load, diversified, open-end investment fund. Fund shares are currently offered to the following eligible investors:
Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, the National Cooperative Bank, and directly or indirectly wholly-owned subsidiaries of such institutions.

      Because more than one fund will be operated by the Corporation, operating expenses related directly to a single fund operation will be charged directly to that fund. Common or indirect expenses will be allocated among funds in proportion to the ratio of the net assets of each fund to total net assets of the Corporation or on such other basis as the Board of Directors of the Corporation may determine from time to time to be fair and equitable.

NOTE 2.  Significant Accounting Policies:

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Investment security valuation:

      U.S. debt securities are normally valued on the basis of valuations provided by market makers. Such prices are believed to reflect the fair value of such securities and to take into account appropriate factors such as institutional size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, and other market data. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

Accounting for investments:

      Security transactions are accounted for on the trade date (date the order to buy or sell is executed). In computing net investment income prior to January 1, 1997, the Fund did not amortize premiums or accrete discounts on fixed income securities in the portfolio, except those original issue discounts for which amortization is required for federal income tax purposes. Since January 1, 1997, the Fund amortizes premiums or accretes discounts on related fixed income securities, which change had an immaterial effect on investment income. Additionally, with respect to market discount on bonds issued after July 18, 1984, a portion of any capital gain realized upon disposition may be recharacterized as taxable ordinary income in accordance with the provisions of the 1984 Tax Reform Act. Realized gains and losses on security transactions are determined on the identified cost method.

Repurchase agreements:

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

Federal income taxes:

      The Corporation's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund realized a gain of $5,078 during 1997, which will be offset by the available capital loss carryforward, resulting in a remaining capital loss carryforward of ($6,325,981) at December 31, 1997. Such capital loss carryforward will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryforward will expire on December 31, 1998 ($2,419,562), and 2003 ($3,906,419).

Dividends to shareholders:

      The Fund distributes all of its net investment income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis. Distributions of otherwise taxable realized net capital gains, if any, are declared and paid once each year and are reinvested in additional shares at net asset value or, at each shareholder's option, paid in cash.

Net asset value:

      The net asset value per share is determined daily by adding the appraised value of all securities and all other assets, deducting liabilities and dividing by the number of shares outstanding.

NOTE 3.  Security Transactions:

      The cost of securities purchased and the proceeds from the sales of securities, all of which were Obligations of Federal Agencies, (excluding short-term investments) aggregated $45,496,300 and $37,005,078, respectively for the year ended December 31, 1997. As of December 31, 1997, unrealized appreciation of investments was $333,763; accumulated net realized loss on investment transactions totaled ($17,264,431). The cost of securities purchased and the proceeds from sales of securities, all of which were Obligations of Federal Agencies, (excluding short-term investments) aggregated $25,087,500 and $32,599,219, respectively for the six months ended June 30, 1998. As of June 30, 1998 unrealized appreciation of investments was $600,672 and accumulated net realized loss on investment securities totaled ($17,265,212).

NOTE 4.  Distribution Expenses:

      The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the Investment Company Act of 1940, to use the assets of the Fund to finance certain activities relating to the distribution of its shares to investors. The Plan authorizes the Fund to pay for the cost of preparing, printing, and distributing offering circulars to prospective investors, for certain other direct or indirect marketing expenses, direct payments to sales personnel, and for the cost of implementing and operating the Plan. Plan expenses may not exceed an amount computed at an annual rate of .12 of 1% of the Fund's average daily net assets. The Fund paid or accrued $156,988 (.11% of average net assets) and $73,275 (.11% of average net assets--annualized) pursuant to this Plan for the year ended December 31, 1997 and for the six months ended June 30, 1998, respectively.

NOTE 5.  Pension Plans:

      The Fund is a participating employer in the Co-operative Banks Employees Retirement Association, and has, in effect, a Defined Contribution Plan covering all eligible officers and employees. Under the plan, contributions by employees are doubled by the Fund, up to a maximum of 10% of each employee's salary. Effective January 1, 1989, the Fund also participates in a Defined Benefit Plan, which covers all eligible employees, and is funded currently. The Fund's contributions to these multi-employer plans for the year ended December 31, 1997 and the six months ended June 30, 1998 were $35,176 and $17,696, respectively.

NOTE 6.  Shares of Beneficial Interest:

      Chapter 482 of the Acts of 1984, as amended, of the Commonwealth of Massachusetts permits the directors to issue an unlimited number of full and fractional shares of beneficial interest (no par, non-voting, with a stated value of $1,000 per share). As of December 31, 1997 and June 30, 1998 capital paid-in aggregated $160,539,166 and $151,034,044, respectively.

      Transactions in shares of beneficial interest are summarized as follows:


                                 Six Months Ended                 Year Ended                    Year Ended
                                   June 30, 1998               December 31, 1997             December 31, 1996
--------------------------------------------------------------------------------------------------------------------
                                    (unaudited)                    (audited)                      (audited)
                                Shares        Amount         Shares          Amount         Shares          Amount
--------------------------------------------------------------------------------------------------------------------

Sold......................    1,015.4303   $  1,000,000     2,216.1487    $  2,170,000    23,700.6936    $23,325,618
Issued in reinvestment
 of dividends.............    1,356.5691      1,337,413     2,790.7661       2,724,117     3,244.8810      3,159,951
--------------------------------------------------------------------------------------------------------------------
                              2,371.9994      2,337,413     5,006.9148       4,894,117    26,945.5746     26,485,569
Redeemed..................   11,973.4721     11,842,535    14,536.5484      14,212,519    18,549.7702     18,071,181
--------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)...   (9,601.4727)  $ (9,505,122)   (9,529.6336)   $ (9,318,402)    8,395.8044    $ 8,414,388
====================================================================================================================


NOTE 7.  Transactions With Related Parties:

      The Incorporators of the Corporation are the Directors of The Co-operative Central Bank, which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks. The Board of Directors of the Corporation is elected by the Incorporators.

      The Fund has reimbursed The Co-operative Central Bank for its proportionate share of expense items used in common by both the Fund and The Co-operative Central Bank. All fees and expenses for the Fund are estimated and accrued daily. Actual operating expenses for the year ended December 31, 1997 and the six months ended June 30, 1998 were .45% and .52% of average net assets, respectively. Operating expenses paid to the Central Bank for the year ended December 31, 1997 and the six months ended June 30, 1998 were $36,800 and $20,400, respectively.




             The following sheets are perforated for your removal and use in the establishment or updating of your account.




                      CERTIFICATE OF CORPORATE RESOLUTION

      For Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts, the National Cooperative Bank and directly or indirectly wholly-owned subsidiaries of such institutions only. This form authorizes the individuals below to redeem shares by telephone or exchange.

      The undersigned is Secretary or Clerk of ______________________________ and hereby certifies that the following individuals: (name of corporation)

                                  Name                               Title
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

are duly authorized by corporate resolution or otherwise to act on behalf of the eligible bank in connection with its ownership of shares in the Bank Investment Fund, Fund One and in particular to give instructions for the purchase, sale or exchange of any said shares and to execute any necessary forms in connection therewith.

      The Bank Investment Fund will consider this authorization to be in full force and in effect until otherwise notified in writing.

      IN WITNESS WHEREOF, the undersigned has executed this Certificate the _______________ day of ___________________ 19__________.



--------------------------------------------------------------------------------
Secretary or Clerk




                              BANK INVESTMENT FUND
                                    FUND ONE
                            ACCOUNT APPLICATION FORM

REGISTRATION. The account should be registered as follows:
                                                            DATE: ______________
NAME: __________________________________________________________________________
POST OFFICE BOX: _______________________________________________________________
STREET ADDRESS: ________________________________________________________________
CITY/TOWN: ______________________________________ STATE: _______________________
ZIP CODE: ___________________________  TELEPHONE NUMBER: _______________________
TAX ID NUMBER __________________________________________________________________
INITIAL INVESTMENT: $__________________________________________(Minimum $50,000)

                             MONTHLY CASH DIVIDENDS

[ ] Check if dividends are to be paid monthly in cash. Otherwise dividends will be AUTOMATICALLY REINVESTED in additional shares of the Fund.

                          TELEPHONE REDEMPTION ORDERS

      Redemption proceeds will be sent ONLY to the bank or trust company listed below, for credit to the investor's account. The investor hereby authorizes the BANK INVESTMENT FUND to honor telephone or written instructions, without a signature guarantee, for redemption of Fund shares. THE FUND and its Agents will not be liable for any loss, expense or cost arising out of such transactions.

      Enclose a specimen copy of your check or deposit slip (marked VOID) for the bank account listed below. To facilitate the wiring of your redemption proceeds the indicated bank should be a commercial bank.

Name of Bank:
Bank Account No.________________________________________________________________
Bank Address:  _________________________________________________________________
               street
               ________________________________________________ MA _____________
               city                                                     zip
Name on Account: _______________________________________________________________
Bank Routing/Transit No.: ______________________________________________________

           AUTHORIZED PERSONS--TELEPHONE INVESTMENTS AND REDEMPTIONS

         Authorized person                Title                    Initials
--------------------------------------------------------------------------------
1. _____________________________________________________________________________
2. _____________________________________________________________________________
3. _____________________________________________________________________________
4. _____________________________________________________________________________
5. _____________________________________________________________________________

                             CORPORATE RESOLUTIONS

      We have enclosed with this application form the necessary corporate resolutions to authorize corporate officers to make wire or cash payment transfers to the Bank Investment Fund and to purchase, sell or exchange shares of beneficial ownership in the Bank Investment Fund, Fund One.

                          SIGNATURE AND CERTIFICATION

      We have received and read the Offering Circular, and agree to its terms and conditions by signing below. By the execution of this Application, the undersigned represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the investor.

      The undersigned hereby certify under penalty of perjury that the above Taxpayer Identification Number is correct and that the investor is not subject to backup withholding.

      We further certify and agree that the certifications, authorizations and appointments in this document will continue until the Bank Investment Fund receives actual written notice of any change thereof.

Signature ______________________________________________ Title _________________

Signature ______________________________________________ Title _________________

Two signatures are required, one of which should be the Secretary or Clerk of the corporation.

                              SIGNATURE GUARANTEE

      In order to facilitate telephone redemptions, you must have your signature(s) on this application guaranteed by a commercial bank or stock exchange member firm.


--------------------------------------------------------------------------------
Name of Bank or Investment Dealer


--------------------------------------------------------------------------------
By (signature of authorized person)


--------------------------------------------------------------------------------
Title (authorized person)


                              FINANCIAL STATEMENTS

      As required by applicable statutes, semi-annual financial statements are furnished to the shareholders, the Commissioner of Banks and the Securities and Exchange Commission.

                             ADDITIONAL INFORMATION

      The Bank Investment Fund (the "Corporation") has filed with the Securities and Exchange Commission in Washington, D.C., under its chartered name the "Co-operative Bank Investment Fund" a registration statement on Form N-1A (together with all amendments and exhibits thereto, hereinafter referred to as the "Registration Statement") under the Investment Company Act of 1940. This Offering Circular does not contain all of the information in the Registration Statement. The Registration Statement may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

      The Corporation will provide, without charge to any person to whom this Offering Circular is delivered on the written or oral request of any such person, a copy of the Registration Statement and the additional information contained therein and documents relating to certain exemptions from the Investment Company Act of 1940 (see ORGANIZATION). Written requests should be directed to the Bank Investment Fund, 75 Park Plaza, Boston, MA 02116-3934. Telephone requests may be directed to 617-695-0415.


                                     NOTES


=====================================================

      No person has been authorized in connection with this Offering to give any information or to make any representation not contained in this Offering
Circular and, if given or made, such information or representation must not be relied upon as having been authorized by the Fund. This Offering Circular does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby to any person to whom it is unlawful to make such offer.


                  TABLE OF CONTENTS


                                                 Page
                                                 ----

Financial Highlights...........................    i
Fee Table......................................  iii
Management Discussion..........................   iv
Summary........................................    1
Investment Objectives..........................    1
Investment Policy..............................    2
Investment Restrictions........................    2
Eligible Banks or Investors....................    3
Statutory Limitation on Investments............    3
Dividends......................................    4
Net Asset Value................................    4
Investors' Accounts............................    4
Taxes..........................................    4
Auditors and Legal.............................    5
Certain Risk Factors to Consider...............    5
Yield..........................................    5
Portfolio Performance..........................    5
How Shares of Fund are Purchased...............    6
How Shares of Fund are Redeemed................    7
Transfer Restrictions..........................    7
Organization...................................    8
Description of Fund Shares.....................    8
Supervision and Regulation.....................    9
Investment Advisor.............................    9
Transfer Agent.................................    9
Operating and Distribution Expenses............    9
Exchange Privilege.............................   10
Custodian......................................   10
Year 2000......................................   11
Management of the Fund.........................   11
Independent Auditor's Report...................   13
Financial Statements...........................   14
Investments....................................   17
Account Application Forms......................   29


=====================================================


=====================================================




                 BANK INVESTMENT FUND

                       FUND ONE



                 -------------------


                  OFFERING CIRCULAR


                 -------------------



                   August 25, 1998



                 -------------------



                    75 Park Plaza
                Boston, MA 02116-3934
                     617-695-0415


=====================================================












OFFERING CIRCULAR
-----------------

                              Bank Investment Fund
                                 Liquidity Fund
                                 75 Park Plaza
                        Boston, Massachusetts 02116-3934
                                  617-695-0415

                              -------------------

      The Bank Investment Fund (the "Corporation") is an investment company which currently invests and manages two mutual funds derived from voluntary subscriptions made by eligible investors.

      Liquidity Fund (the "Fund") is a no-load, diversified, open-end money market investment fund whose objective is maximum current income consistent with liquidity and the preservation of capital. The Fund is designed solely for use by eligible investors as an economical and convenient way to make liquid investments. Fund shares are currently offered to the following eligible investors: Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank (sometimes hereinafter called "Banks") (see ELIGIBLE BANKS OR INVESTORS).

      Investors should read this Offering Circular and retain it for future reference.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS OFFERING CIRCULAR. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE COMMISSIONER OF BANKS OF THE COMMONWEALTH OF MASSACHUSETTS (the "Commissioner of Banks"), NOR HAS THE COMMISSIONER OF BANKS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS OFFERING CIRCULAR. ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

      THE SHARES BEING OFFERED ARE NOT SAVINGS ACCOUNTS OR DEPOSITS AND ARE NOT INSURED BY ANY GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND IS NOT GUARANTEED OR INSURED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. SUCH SHARES ARE BEING OFFERED PURSUANT TO AN EXEMPTION FROM THE SECURITIES ACT OF 1933 AND APPLICABLE STATE SECURITIES ACTS AND HAVE NOT BEEN REGISTERED OR QUALIFIED UNDER SUCH ACTS.

      Shares of beneficial interest are continuously available for daily purchase by eligible Banks.

                              -------------------

             The date of this Offering Circular is August 25, 1998


Financial Highlights
(For a share outstanding throughout each year)

      The following information should be read in conjunction with the financial statements included elsewhere herein:


                                            Six Months     Year Ended December 31,               Year Ended December 31,
                                               Ended       ----------------------------------------------------------------------
                                           June 30, 1998      1997        1996        1995        1994        1993        1992
                                           -------------   ----------  ----------  ----------  ----------  ----------  ----------
                                            (unaudited)    (audited)*  (audited)*  (audited)*  (audited)*  (audited)*  (audited)*

Net asset value, beginning of period         $1,000.00     $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
                                             ---------     ---------   ---------   ---------   ---------   ---------   ---------

Income from investment operations:
  Net investment income                          26.72         53.83       52.53       57.12       38.00       31.18       39.95
      Total from investment operations           26.72         53.83       52.53       57.12       38.00       31.18       39.95

Less distributions:
  Dividends from net investment income          (26.72)       (53.83)     (52.53)     (57.12)     (38.00)     (31.18)     (39.95)
      Total distributions                       (26.72)       (53.83)     (52.53)     (57.12)     (38.00)     (31.18)     (39.95)
  Net asset value, end of period             $1,000.00     $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
      Total return                             5.48%**         5.52%       5.38%       5.86%       3.87%       3.15%       4.07%

Ratios/Supplemental data:
  Net assets, end of period (in 000's)       $ 259,194     $ 235,204   $ 210,208   $ 245,151   $  91,623   $ 266,821   $ 364,171
  Ratio of expenses to average net assets        0.17%         0.16%       0.15%       0.13%       0.30%       0.28%       0.20%
  Ratio of net investment income to
   average net assets                            5.38%         5.22%       5.26%       5.75%       3.63%       3.12%       3.99%

Amount of reverse repurchase agreements
 outstanding at end of period (in 000's)     $       0     $       0   $       0   $       0   $       0   $       0   $       0
Average amount of reverse repurchase
 agreements outstanding during the
 period (in 000's)                           $       0     $       0   $       0   $      58   $       0   $      28   $       0
Average number of shares outstanding
 during the period (in 000's)                      280           225         243         194         183         321         433
Average amount of reverse repurchase
 agreements per share during the period      $  0.0000     $  0.0000   $  0.0000   $  0.2980   $  0.0000   $  0.0865   $  0.0000


[TABLE CONTINUED]


                                                  Year Ended December 31,         October 12, 1988
                                             ----------------------------------   (Inception) to
                                                1991        1990        1989     December 31, 1988
                                             ----------  ----------  ----------  -----------------
                                             (audited)*  (audited)*  (audited)*     (audited)*

Net asset value, beginning of period         $1,000.00   $1,000.00   $1,000.00       $1,000.00
                                             ---------   ---------   ---------       ---------

Income from investment operations:
  Net investment income                          61.44       82.74       91.14           17.63
      Total from investment operations           61.44       82.74       91.14           17.63

Less distributions:
  Dividends from net investment income          (61.44)     (82.74)     (91.14)         (17.63)
      Total distributions                       (61.44)     (82.74)     (91.14)         (17.63)
  Net asset value, end of period             $1,000.00   $1,000.00   $1,000.00       $1,000.00
      Total return                               6.32%       8.37%       9.23%           8.53%

Ratios/Supplemental data:
  Net assets, end of period (in 000's)       $ 383,771   $  64,115   $  19,782       $     870
  Ratio of expenses to average net assets        0.19%       0.25%       0.25%           0.25%
  Ratio of net investment income to
   average net assets                            5.98%       7.99%       8.77%           7.94%

Amount of reverse repurchase agreements
 outstanding at end of period (in 000's)     $       0   $       0   $       0       $       0
Average amount of reverse repurchase
 agreements outstanding during the
 period (in 000's)                           $       0   $       0   $       0       $       0
Average number of shares outstanding
 during the period (in 000's)                      250          37           8               1
Average amount of reverse repurchase
 agreements per share during the period      $  0.0000   $  0.0000   $  0.0000       $  0.0000

-------------------
<F*>  Financial Statements for the period October 12, 1988 (inception) to
      December 31, 1988 and for each of the nine years in the nine year period ended December 31, 1997 were audited by Parent, McLaughlin & Nangle, the Fund's independent auditors.

<F**> Annualized.

                      See notes to financial statements.


                                   FEE TABLE

                                                                         Year Ended
                                                                      December 31, 1997
                                                                      -----------------

      Shareholder Transaction Expenses*...................                    0%
      Annual Fund Operating Expenses
       (as a percentage of average net assets)
        Management Fees...................................                    0%
        12b-1 Fees........................................                  .04%
        Other Expenses
          Compensation, Payroll, Taxes, & Benefits........    .07%
          Occupancy.......................................    .01%
          Remainder.......................................    .04%
                                                             -----
                                                                            .12%
                                                                           -----
      TOTAL FUND OPERATING EXPENSES.......................                  .16%
                                                                           =====

Example

      You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) with or without redemption at the end of each time period:

                                       1 Year   3 Years   5 Years   10 Years
                                       ------   -------   -------   --------

  December 31, 1997.................   $1.65     $5.21     $9.14     $20.86

      The purpose of the foregoing table, which is based upon the Fund's fiscal year ended December 31, 1997, is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Example provided is intended to show the dollar amount of expenses that would be incurred over the indicated periods on a hypothetical $1,000 investment in the Fund, assuming a 5% annual return and assuming that the Fund's expenses continue at the rates shown in the table. However, the actual return on an investment in the Fund may be greater or less than 5%. Furthermore, the Example should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown.


-------------------
* The Fund charges no sales load or deferred sales load on any purchase, reinvested dividend, exchange, or redemption transactions.


                      See notes to financial statements.


                           OFFERING CIRCULAR SUMMARY

                              BANK INVESTMENT FUND
                                 LIQUIDITY FUND
                                 75 Park Plaza
                        Boston, Massachusetts 02116-3934

      This Summary is qualified in its entirety by the detailed information appearing elsewhere herein.

      For account information or assistance call 617-695-0415.

      Shares in the Fund are currently offered only to Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank.

      The minimum initial investment is $50,000.00 (although in certain cases the Corporation may require a larger minimum investment in accordance with requirements of applicable securities laws). Additional investments may be made in any amount in excess of the minimum.

      The investment objective of the Fund is to achieve as high a level of current income as is consistent with preservation of capital and liquidity by investing in short-term money market instruments.

      The Fund was formed to provide participating banks with a highly liquid, diversified, high-quality short-term investment vehicle designed to assist liquidity management while seeking preservation of capital. By pooling the money of its investors, it is able to offer the economies of size and diversification of maturities normally available to large corporate and institutional investors.

      Furthermore, the participating banks are relieved of safekeeping of securities and the detailed record keeping and other operational aspects necessary in managing an investment portfolio. Payment for shares may be made only in Federal funds or other funds immediately available to the Fund's deposit account at the State Street Bank and Trust Company ("State Street"). There is no charge for investing or withdrawing money, regardless of frequency.

                             INVESTMENT OBJECTIVES

      The Liquidity Fund is a no-load, diversified, open-end money market fund.

      The investment objective of Liquidity Fund is to maximize current income consistent with liquidity of assets and safety of principal.

      The Fund was formed to provide participating banks with a highly liquid, diversified, high-quality investment vehicle designed to assist liquidity management while seeking preservation of capital. The Fund pursues this objective by investing principally in short-term marketable debt securities issued by the United States Government or by agencies of the United States, bank money instruments, short-term corporate debt instruments including commercial paper, repurchase agreements and reverse repurchase agreements.

                               INVESTMENT POLICY

      Asset investments for Liquidity Fund include principally those securities eligible to be included in legal liquidity for Massachusetts General Laws, Chapter 170, Section 22.

      The categories of these eligible investments include, but may not be limited to: a) cash on hand and due from banks; b) certificates of deposit due from any trust company, national banking association, banking company, or any federally insured savings bank, co-operative bank or savings & loan association; c) bankers' acceptences; d) bonds and other direct obligations of the United States or such obligations as are unconditionally guaranteed as to principal and interest by the United States, including U.S. Treasury issues, such as bills, certificates of indebtedness, notes and bonds, and issues of U.S. Government agencies and instrumentalities which are established under the authority of an Act of Congress, such as the Government National Mortgage Association, Tennessee Valley Authority, Bank for Cooperatives, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Export-Import Bank of the U.S., Federal Housing Administration ("FHA"), Federal Loan Mortgage Corporation, U.S. Postal Service, Federal Financial Bank, Federal National Mortgage Association and Student Loan Marketing Association; e) bonds and notes of the Commonwealth of Massachusetts or any political subdivision thereof; f) repurchase agreements; g) commercial paper which, when purchased, is rated A-1 by Standard & Poor's Corporation ("Standard & Poor's") and/or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, has been determined under procedures adopted and supervised by the Fund's Board of Directors to be of comparable high quality. Commercial paper obligations may include variable amount master demand notes; short-term obligations of corporations; h) Second Tier securities to the extent permissible by Rule 2a-7 of the Investment Company Act of 1940 (see investment restrictions) including commercial paper which when purchased is rated A-2 by Standard & Poor's or Prime-2 by Moody's or if not rated, has been determined under procedures adopted, supervised and approved by the Fund's Board of Directors to be of comparable quality. Commercial paper obligations in the second tier category may include variable amount master demand notes, short-term obligations of corporations; i) any other debt instrument deemed eligible for legal liquidity by the Commonwealth or its agent; and j) certain common money market instruments of temporary duration.

      All the above eligible investments must have original maturities or remaining maturities of 397 days or less. In addition, the Fund will maintain a dollar weighted average maturity of 90 days or less.

      The Fund may invest more than 25% of its assets in the banking industry through Certificates of Deposit and Federal Funds sold in the ordinary course of its business.

      The Fund may enter into reverse repurchase agreements to meet short-term liquidity needs of the Fund. These agreements may not be in excess of three business days. Any such borrowing would be limited to borrowings allowable under Section 18 of the Investment Company Act of 1940 and applicable regulations promulgated thereunder.

      Shares of the Bank Investment Fund are eligible investments to be included in legal liquidity under Massachusetts General Laws, Chapter 170,
Section 22.

      The Board of Directors of the Corporation has investment discretion with regard to Liquidity Fund assets.

                            INVESTMENT RESTRICTIONS

      No more than 5% of the Fund's assets at the time of purchase may be invested in the securities of any one issuer except for direct obligations of the United States or obligations guaranteed by the United States, and other obligations issued under certain federal programs or by certain federal agencies.

      In accordance with amendments, effective June 1, 1991 to Rule 2a-7 of the Investment Company Acts of 1940, no more than 5% of the Fund's assets, in the aggregate, may be invested in "second tier" securities, with no more than 1% of the Fund's assets or one million dollars, whichever is greater, invested in the second tier securities of any one issuer.

      The Fund is further restricted through the investment policy maintained by the Corporation's Officers and Directors. The investment policy restricts the Fund from a) purchasing any securities other than money market and other securities described under "Investment Policy", and b) investing more than 25% of its total assets in the securities of a particular industry other than U.S. Government securities, Government Agency securities or bank money instruments.

                          ELIGIBLE BANKS OR INVESTORS

      Under Massachusetts General Laws (Chapter 482, Acts of 1984, as amended), eligible investors include Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank. Only these eligible investors are currently offered non-voting shares of beneficial interest in the Fund (see ORGANIZATION).

                STATUTORY LIMITATION ON INVESTMENTS IN THE FUND
                             BY PARTICIPATING BANKS

      Under Massachusetts General Laws, Chapter 167F, Section 3(2) as amended, a participating or eligible savings bank or co-operative bank may invest an amount in excess of 100% of its capital and surplus in any distinct non-equity investment fund of the Corporation except to the extent that the Commissioner of Banks for the Commonwealth of Massachusetts may by regulation set limits and conditions. The participating bank will be responsible for monitoring and compliance with this limitation.

      Under Massachusetts General Laws, Acts of 1932, Chapter 45, Section 7, as amended, The Co-operative Central Bank Reserve Fund may not invest or hold at any one time more than 20% of its assets with the Corporation.

      Investments in the Fund are affected by Section 303 of the FDIC Improvement Act of 1991 which limits investments by FDIC-insured state banks (including Massachusetts co-operative banks, savings banks and trust companies) in common or preferred stock or shares of mutual funds to the extent that such investments are permissible for national banks. However, that Act and FDIC implementing regulations (12 C.F.R. Part 362) generally permit a qualifying institution which is well capitalized or, absent mitigating factors, adequately capitalized to invest in common and preferred stock and mutual fund shares in an aggregate maximum amount equal to 100% of the institution's Tier I capital. Investment limits for institutions which are not well or adequately capitalized are determined by the FDIC on an individual basis. To qualify for this partial exemption, a state bank must (a) have owned qualifying stocks or mutual funds during the period from September 30, 1990 through November 26, 1991, (b) be from a state which authorized such investments and (c) file a one-time notice with the FDIC of the bank's intention to retain or acquire stock or mutual fund shares and receive the FDIC's approval. Banks should consult the FDIC's regulation (Part 362) and the FDIC's notice, FIL-80-92, issued November 13, 1992, for more detailed information regarding these statutory and regulatory standards.

      Federally chartered savings banks and savings and loan associations (with their principal place of business in Massachusetts) may invest in an open-end mutual fund, such as the Liquidity Fund, which invests in securities and financial instruments in which such institutions may invest directly (e.g., Federal agency obligations and high quality commercial paper and corporate debt). For purposes of determining compliance with quantitative investment limitations under the Home Owners Loan Act ("HOLA"), an investing bank's or association's proportionate share of a mutual fund's individual investments will, under 12 CFR, ss.560.32, be aggregated with such investments held directly by the bank or association. Apart from this requirement, a bank or association may invest, without prior notice to the Office of Thrift Supervision, an amount up to 15% of its total capital in any one mutual fund or up to 50% of total capital in all such pass-through investment vehicles. Investments in excess of the 15% and 50% limits may only be made when thirty days' advance notice has been provided to the Office of Thrift Supervision.

      Certain federally chartered savings banks which converted from a Massachusetts savings bank charter may, under certain grandfather provisions of HOLA, retain broader investment authority than that described in the preceding paragraph. For example, section 5(i) of HOLA grandfathers state authorized investment powers of certain Federal savings banks in existence as of the date of enactment of Federal statutes (e.g., the Financial Institution Reform, Recovery and Enforcement Act of 1989) which may have otherwise limited such investments.

                                   DIVIDENDS

      The Fund distributes all of its net income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis.

      Investors wishing to change the method of receiving dividends must notify the Fund in writing at least one week before payment is to be made. Net income for dividend purposes consists of interest accrued and discount earned, less amortization of any premium and accrued expenses, plus or minus all realized short-term gains or losses, if any.

                                NET ASSET VALUE

      The Fund's net asset value per share is determined by dividing the value of all investment securities and all other assets, less liabilities, by the number of shares outstanding. The Fund's investment securities are valued based on their amortized cost, which does not take into account unrealized appreciation or depreciation. The Corporation's Board of Directors has established procedures reasonably designed to stabilize the net asset value per share at $1,000.00.

                              INVESTORS' ACCOUNTS

      The Fund maintains an account for each investor in full and fractional shares. All purchase and sale transactions are confirmed to the investor. Statements of account showing all transactions for the month, including dividends paid, are sent to participating banks on a monthly basis.

                                     TAXES

      The Fund has qualified as a regulated investment company under the Internal Revenue Code and will not be liable for federal income taxes to the extent its earnings are distributed. Dividends derived from interest, together with distributions of any short-term capital gains, are taxable as ordinary income, whether or not reinvested. Dividends of the Fund do not qualify for the dividends received exclusion for corporations.

      A statement setting forth the federal income tax status of all distributions made during each calendar year is sent to each shareholder promptly after the end of such year.

                               AUDITORS AND LEGAL

      Parent, McLaughlin and Nangle, Certified Public Accountants, Inc., are the auditors of the Fund. The law firm of Steptoe & Johnson has passed upon certain legal matters of the Fund in connection with the shares offered by this offering circular.

                        CERTAIN RISK FACTORS TO CONSIDER

      The Fund may enter into repurchase agreements and borrow money in such amounts and upon such security as the Directors deem appropriate; provided, that such agreements or borrowing shall not be for a term in excess of three business days.

                                 CAPITAL GAINS

      The Fund does not expect to experience long-term capital gains or losses due to the short-term nature of the portfolio, and therefore the Fund does not expect to pay capital gain dividends.

                               YIELD PERFORMANCE

      The annualized average net yield for the seven-day period ending December 31, 1997 and June 30, 1998 were 5.60% and 5.48%, respectively. Yield is calculated based on the last 7 days ending on the date of the most recent statement of Assets and Liabilities, (as presented elsewhere within). A standard formula as required by the Securities and Exchange Commission is utilized for the computation of this yield amount.

      The Fund's yield fluctuates as a result of numerous factors. Therefore, the yield stated here is not necessarily representative of the Fund's future yield.

                     HOW SHARES OF THE FUND ARE PURCHASED--
                         TELEPHONE INVESTMENT PROCEDURE

      Shares of the Fund are offered for sale on days on which both the New York Stock Exchange and the custodian bank are open for business. There is no sales charge. The minimum initial investment is $50,000.00 (although in certain cases the Corporation may require a larger minimum investment in accordance with requirements of applicable securities laws). Additional investments may be made in any amount in excess of the minimum.

Bank Wire Transfers

      Call your correspondent bank and speak to your account officer. Tell him that you want to transfer funds to State Street Bank and Trust Company. Instruct him to wire transfer the money before 12:00 noon, Boston time, to:

                State Street Bank and Trust Company
                Boston, Massachusetts
                Routing number: 0110-0002-8
                For account of the Bank Investment
                 Fund, Liquidity Fund
                Account number: 9006-884-2

Internal Money Transfers

      If your correspondent bank account is with the State Street Bank and Trust Company, contact your account officer and instruct him to transfer funds from your account to the account of the Bank Investment Fund, Liquidity Fund, Account number: 9006-884-2.

      AFTER INSTRUCTING YOUR BANK TO TRANSFER FUNDS, PLEASE CALL THE FUND AND TELL US THE AMOUNT YOU TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. REMEMBER, IT IS IMPORTANT TO DO THIS BEFORE 12:00 NOON.

      The securities market, in which the Fund buys and sells securities, usually requires immediate settlement in Federal funds for all security transactions; therefore, payment for the purchase of Fund shares not received in the form of Federal funds will be recorded as share subscriptions, and not invested in Fund shares until such payments are converted into Federal funds. Payments received by bank wire can be converted immediately into Federal funds; any other form of payment will result in a delay. Orders received prior to 12:00 noon, Boston time, will be invested in shares of the Fund at the next determined net asset value.

                     HOW SHARES OF THE FUND ARE REDEEMED--
                         TELEPHONE REDEMPTION PROCEDURE

      An investor may withdraw all or any portion of his investment by redeeming shares on any day that the Fund is open for business at the next determined net asset value. The proceeds of redemptions will be wired directly to the investor's bank account within one business day. The Fund reserves the right to delay withdrawal requests up to 7 business days after any investment that has been made with uncollected funds.

      The right of redemption can be suspended and the payment of the redemption proceeds deferred during any period in which a) the New York Stock Exchange is closed or trading on such Exchange is restricted or b) the Securities and Exchange Commission deems an emergency to exist, or during any other period permitted by order of the Commission for the protection of investors.

Bank Wire Transfers

      Call the Fund by 12:00 noon (Call or Trade Date) to redeem shares the following day (Settlement Date). When the amount to be redeemed is at least $5,000.00, the Fund will automatically wire transfer the amount to your correspondent bank account at settlement.

Internal Money Transfers

      If your bank's account is with the State Street Bank and Trust Company, contact the Fund by 12:00 noon (Call or Trade Date) for redemption of shares the following day (Settlement Date). The Fund will transfer the amount from its account to your account at State Street Bank and Trust Company at settlement.

                             TRANSFER RESTRICTIONS

      Fund shares may not be transferred by banks holding such shares to any persons other than an eligible bank (except that the shares may be pledged to such other persons or they may be transferred to the Central Bank). If the Fund shares are acquired by any other persons by operation of law or by foreclosure upon the pledge of such shares (or through transfer, in the case of the Central
Bank), the Corporation must offer to repurchase the shares from such person at net asset value of the shares. If such offer is refused, no dividend may be paid by the Corporation or Fund on such shares, and the redemption price which the holder of such shares may obtain in any subsequent repurchase of those shares by the Corporation or Fund is limited to the net asset value of the shares on the date of the Corporation's offer.

      In the event of any transfer, it is extremely important to notify the Corporation immediately of any purchase, sale or transfer of Fund shares not made through the Corporation or its transfer agent. Immediate notification should be furnished to the Corporation by telephone, with written notification as a follow-up thereto. Prompt notification is essential to avoid any delay in redemption offer and loss of earnings. Please remember that a statutory restriction exists on the Corporation and it would be unable to pay a dividend to an ineligible holder after expiration of the 30-day repurchase period which is statutorily available following such transfer.

                                  ORGANIZATION

      The Corporation was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth [Acts of 1984, Chapter 482 as amended] of Massachusetts under its chartered name "Co-operative Bank Investment Fund" and does business under the name "Bank Investment Fund." The Special Act indicates that the purpose of the Corporation is to hold, invest, reinvest and manage one or more mutual investment funds, which shall include all property of the Corporation, to be derived from voluntary subscription thereto by the Banks.

      The Liquidity Fund commenced operations on October 12, 1988.

      The Corporation is an open-end diversified management investment company authorized to invest its assets in certain real estate mortgages, and a variety of other investments, including direct obligations of the United States, obligations guaranteed by the United States, obligations guaranteed by the Federal National Mortgage Association, bonds and other evidences of indebtedness of corporations, shares of common or preferred stock registered on a national securities exchange or for which quotations are available through the National Quotation Bureau, Inc. or a comparable service, or through a national securities market established in conformance with Section 11A of the Securities Act of 1934, and other debt and equity securities. The Liquidity Fund will only invest in those securities described under "Investment Policy" and "Investment Restrictions" elsewhere herein.

      The business of the Corporation is conducted by a Board of Directors elected by the Corporation's Incorporators and the Directors have investment discretion relative to Corporation assets. The Incorporators of the Corporation are the Directors of The Co-operative Central Bank, which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks.

      The Corporation operates pursuant to an exemption from the sections of the Investment Company Act of 1940 which deal with a) voting rights of security holders and b) the manner of sale of redeemable securities.

      Only Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank are currently offered shares in the Fund. Such investors may purchase shares of beneficial interest, which do not entitle the shareholders thereof to voting rights of any nature, including investment policy matters.

                           DESCRIPTION OF FUND SHARES

      The Corporation has no capital stock. Beneficial ownership in each of the Corporation's funds is represented by shares of beneficial ownership in such fund, as recorded in book entry form. Each share of beneficial interest in each fund is equal in every respect to every other share of that fund. As the Directors of the Corporation establish distinct investment funds, shares will be issued in distinct classes and each share within each class will be equal in every respect to every other share of that class.

      The shares of beneficial ownership are no par, non-voting, with a stated value of $1,000, issued in book entry form only. Investment and redemption of shares is effected at the net asset value as described elsewhere herein. Shares are recorded in whole and/or fractional shares, as applicable. Physical certificates are not issued. Monthly statements are furnished to reflect share balance and activity.

      With regard to the absence of voting rights, management believes that eligible investors are adequately protected because of a) regulation by the Commissioner of Banks, b) the redeemable nature of the shares, c) representation of co-operative bank investors in the election of Directors of the Central Bank, who as Incorporators elect the Corporation's Directors, and
d) representation of savings bank investors by an advisor at such corporate meetings of the Incorporators.

                           SUPERVISION AND REGULATION

      As provided by Massachusetts statute [Chapter 482, Acts of 1984 as amended] the Corporation is subject to the supervision of the Commissioner of Banks of the Commonwealth of Massachusetts. Periodic reporting to the Commissioner of Banks is also required by the same statute. The Corporation is registered as an open-end diversified management investment company under the Investment Company Act of 1940, as amended, and is subject to reporting requirements thereunder.

                               INVESTMENT ADVISOR

      The Corporation presently does not employ the services of any investment advisory or management services company. Investment decisions for the Fund are made by authorized officers of the Corporation, subject to approval or ratification by its Board of Directors. The Corporation reserves the right at any time in the future to appoint an investment advisor at any reasonable and customary fee as may be agreed when, in the opinion of the Corporation Directors, the use of such advisory or management services would improve Fund performance.

                                 TRANSFER AGENT

      The Corporation maintains the records for the investment, redemption, and/or transfer of Fund shares. The Corporation reserves its right at any time in the future to appoint a separate transfer agent at any reasonable and customary fee as may be agreed when, in the opinion of the Corporation Directors, the use of such transfer service is necessary. The limited number of shareholders and nature of Fund operation does not, at this time, justify the use of a separate agent and would only be an extra or unnecessary expense.

                      OPERATING AND DISTRIBUTION EXPENSES

      Normal expenses which may be borne by the Fund include, but are not limited to: Director fees, salaries and wages, payroll taxes, employee benefits, taxes, corporate fees, occupancy, furniture and equipment, data processing, legal, auditing and accounting, telephone and postage, custodial and other bank fees, preparation, printing and distribution of reports, insurance, membership fees, organization, and other miscellaneous expenses.

      The Corporation has adopted a plan of distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan") providing that the Fund will pay certain expenses incurred by the Corporation which may be considered to be primarily intended to result in the sale of shares in the Fund. The expenses which may be incurred pursuant to the Plan include, without limitation, those for the preparation, printing and distribution of written materials for other than existing investors, preparation and distribution of advertising material and sales literature, direct payments to sales personnel, and other similar activities. The maximum expenditures which may be made pursuant to the Plan in any year is .12 of 1% of the average daily net asset value of the Corporation for such year. The Board of Directors of the Corporation has concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

      Expenditures of $85,890 (.04% of average net assets) pursuant to the 12b-1 plan were incurred in and for the year ended December 31, 1997: $939 for advertising in trade journals and similar publications; $9,775 for printing and mailing of offering circulars; $42,464 for compensation, payroll taxes and benefits for personnel in sales and customer service; $13,583 for sponsorship of annual subscriptions and other promotional materials; and $19,129 for other plan expenses. Expenditures of $48,635 (.04% of average net assets--annualized) pursuant to the 12b-1 plan were incurred in and for the six months ended June 30, 1998: $1,624 for advertising in trade journals and similar publications; $4,675 for printing and mailing of offering circulars; $26,175 for compensation, payroll taxes and benefits for personnel in sales and customer service; $3,614 for sponsorship of annual subscriptions and other promotional materials; and $12,547 for other plan expenses.

      Because more than one fund will be operated by the Corporation, operating expenses and expenses incurred pursuant to the Plan related directly to a single fund operation will be charged directly to that fund. Common or indirect expenses will be allocated among funds in accordance with the annual budget as determined by the Board of Directors of the Corporation to be fair and equitable or on such other basis as the Board of Directors of the Corporation may determine from time to time to be fair and equitable. Operating expenses paid or accrued to Bank Investment Fund--Fund One for the year ended December 31, 1997 and the six months ended June 30, 1998 were $39,900 and $9,000, respectively.

                               EXCHANGE PRIVILEGE

      Shares of the Fund may be exchanged for shares of another fund of the Corporation on the basis of the respective net asset value of the shares involved.

                                   CUSTODIAN

      The Corporation is required by statute to at all times employ a national banking association located in the Commonwealth of Massachusetts, or a Massachusetts state-chartered bank authorized to exercise trust powers, as the Corporation's or Fund's custodian, to hold the securities owned by the Corporation and any monies delivered by the Corporation's or Fund's shareholders or due to the Corporation or Fund. Purchase and sale transactions are effected through or by the custodian bank upon the instructions of the Corporation.

      The State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's cash and investments, other than cash and Federal funds sold. Investments held under custody include certificates of deposit. The Fund also maintains cash and Federal fund balances with a number of qualified national banks (located in Massachusetts) or Massachusetts state chartered banks. The banks utilized have been determined by the officers and directors of the Fund to have been qualified to be custodian banks themselves. State Street Bank and Trust Company, the Fund's custodian, and other qualified banks, as discussed above, may be used by the Fund for the placement of short-term, usually overnight, funds in Federal funds sold.

                                   YEAR 2000

      The Fund has committed internal and external resources to ensure that systems and applications are year 2000 compliant and has developed a plan and timetable for implementation and testing therewith. This project is scheduled to be completed in 1998.

                             MANAGEMENT OF THE FUND

      The Incorporators of the Corporation are the Directors of The Co-operative Central Bank which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks. The Board of Directors of the Corporation is elected by the Incorporators.

      The Fund's primary investment officer is James L. Burns, Jr., President. He has held this position since inception of the Fund in 1988. For more than 15 years prior to the inception of the Fund, he managed investment portfolios for The Co-operative Central Bank and the State Street Bank and Trust Company.

      Directors and Officers of the Corporation, together with information as to their principal business occupations during the past five years, are shown below:


James L. Burns, Jr., President         President of The Co-operative Central Bank
 and Chief Executive Officer            75 Park Plaza, Boston, MA 02116-3934

William F. Casey, Jr.,                 Executive Vice President and Treasurer of The Co-operative
 Executive Vice President               Central Bank, 75 Park Plaza, Boston, MA 02116-3934

Susan L. Ellis, Vice President         Vice President of The Co-operative Central Bank, 75 Park Plaza,
 and Treasurer                          Boston, MA 02116-3934

Jeremiah J. Foley, Vice President      Vice President of The Co-operative Central Bank, 75 Park Plaza,
 and Clerk of the Corporation           Boston, MA 02116-3934

Robert E. Haley, Vice President        Vice President of Bank Investment Fund, 75 Park Plaza,
                                        Boston, MA 02116-3934

Annemarie Lee,                         Assistant Vice President of The Co-operative Central Bank,
  Vice President                        75 Park Plaza, Boston, MA 02116-3934

Claire R. Bothwell, Director           Chairman of the Board of the Ware Co-operative Bank,
                                        Main Street, Ware, MA 01082

John T. Day, Director and              Chairman of the Board of the Mt. Washington Co-operative
 Chairman of the Board                  Bank, 430 W. Broadway, South Boston, MA 02127

Robert F. Day, Director                President of The Needham Co-operative Bank,
                                        1063 Great Plain Ave., Needham, MA 02192

Charles P. Hooker, Director            Chairman of the Board of The Pittsfield Co-operative Bank,
                                        70 South St., Pittsfield, MA 01202

Ronald E. Lestan                       President of The Walpole Co-operative Bank,
                                        982 Main Street, Walpole, MA 02081

Walter A. Murphy, Director and         Chairman of the Board of the Falmouth Co-operative Bank,
 Clerk of the Board                     P.O. Box 567, Falmouth, MA 02541

John H. Pearson, Jr.                   President of Butler Bank--A Co-operative Bank,
                                        10 George Street, Lowell, MA 01852


PMN


                          INDEPENDENT AUDITOR'S REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
  BANK INVESTMENT FUND--LIQUIDITY FUND
  BOSTON, MASSACHUSETTS

      We have audited the accompanying statement of assets and liabilities of Bank Investment Fund--Liquidity Fund, including the schedule of portfolio investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the ten periods in the period then ended. These financial statements and per share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Bank Investment Fund--Liquidity Fund as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the ten periods in the period then ended, in conformity with generally accepted accounting principles.


                                       /s/ PARENT, MCLAUGHLIN & NANGLE
                                        Certified Public Accountants


January 30, 1998


                      BANK INVESTMENT FUND--LIQUIDITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                                           June 30, 1998    December 31, 1997
                                                           -------------    -----------------
                                                            (unaudited)         (audited)

ASSETS:
  INVESTMENTS, at cost which approximates value.........   $ 248,332,053      $ 234,252,515

  REPURCHASE AGREEMENTS.................................       8,750,000                 --

  INTEREST RECEIVABLE...................................       1,162,738          1,281,073

  CASH..................................................         949,021            188,563
                                                           --------------------------------

      TOTAL ASSETS .....................................     259,193,812        235,722,151
                                                           --------------------------------

LIABILITIES:
  DIVIDENDS PAYABLE.....................................         462,337            456,766

  ACCRUED EXPENSES......................................          94,218             60,921
                                                           --------------------------------

      TOTAL LIABILITIES ................................         556,555            517,687
                                                           --------------------------------

NET ASSETS: (Equivalent to $1,000 per share for each
  period based on 258,637.2573 and 235,204.4649 shares
  of beneficial interest outstanding)...................   $ 258,637,257      $ 235,204,464
                                                           ================================

REPRESENTED BY:
  Paid-in Capital ......................................   $ 258,637,257      $ 235,204,464
                                                           ================================


                      BANK INVESTMENT FUND--LIQUIDITY FUND

                            STATEMENT OF OPERATIONS


                                                                      Six Months Ended       Year Ended
                                                                       June 30, 1998      December 31, 1997
                                                                      ----------------    -----------------
                                                                        (unaudited)           (audited)

INVESTMENT INCOME:
  Interest income................................................       $ 7,707,493         $ 12,453,997

EXPENSES:
  Compensation, payroll taxes and benefits--officers.............       $    57,888         $    103,426
  Compensation, payroll taxes and benefits--other................            28,512               45,174
  Distribution expenses..........................................            48,635               85,890
  Professional fees..............................................            23,638               24,793
  Occupancy......................................................            18,200               31,800
  Other general expenses.........................................            16,560               15,588
  Bank service fees..............................................            14,988               15,128
  Equipment and data processing..................................            11,997               12,245
  Meetings and travel............................................             7,082               11,140
  Directors' fees................................................             4,950                8,600
  Printing and postage...........................................             3,200                5,715
  Insurance expense..............................................             1,125                2,796
                                                                        --------------------------------
      TOTAL EXPENSES ............................................           236,775              362,295
                                                                        --------------------------------
      INVESTMENT INCOME--NET ....................................         7,470,718           12,091,702
                                                                        --------------------------------

      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......       $ 7,470,718         $ 12,091,702
                                                                        ================================


                      BANK INVESTMENT FUND--LIQUIDITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                        Six Months Ended       Year Ended           Year Ended
                                                         June 30, 1998      December 31, 1997    December 31, 1996
                                                        ----------------    -----------------    -----------------
                                                          (unaudited)           (audited)            (audited)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Investment income--net............................     $   7,470,718        $  12,091,702       $ 12,774,375

DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net............................        (7,470,718)         (12,091,702)       (12,774,375)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST--NET
 INCREASE (DECREASE) ...............................        23,432,793           24,996,908        (34,942,957)
                                                         -----------------------------------------------------

      TOTAL INCREASE (DECREASE) IN NET ASSETS ......        23,432,793           24,996,908        (34,942,957)

NET ASSETS:
  Beginning of period...............................       235,204,464          210,207,556        245,150,513
                                                         -----------------------------------------------------

  End of period.....................................     $ 258,637,257        $ 235,204,464      $ 210,207,556
                                                         =====================================================


                      BANK INVESTMENT FUND--LIQUIDITY FUND

                            PORTFOLIO OF INVESTMENTS
                                 June 30, 1998
                                  (unaudited)

Obligations of Federal Agencies--14.8%

                                           Par          Coupon     Maturity Date          Cost
                                       ------------    --------    -------------      ------------

Federal Farm Credit Bank               $  3,000,000    5.70%         11/03/98         $  3,002,878
Federal Home Loan Bank                    2,000,000    5.72          07/07/98            2,002,420
Federal Home Loan Bank                    2,000,000    5.72          11/16/98            2,000,120
Federal Home Loan Mortgage
 Corporation                              5,000,000    5.39*         07/23/98            4,982,782
Federal Home Loan Mortgage
 Corporation                              5,000,000    5.40*         08/04/98            4,973,750
Federal National Mortgage
 Association                              5,000,000    5.71          09/09/98            5,001,797
Student Loan Marketing
 Association                              2,500,000    5.79          09/16/98            2,501,437
Student Loan Marketing
 Association--Floater                    14,000,000    5.351**       08/02/99           14,000,000
                                       ------------                                   ------------
                                       $ 38,500,000            (Value $ 38,443,785)   $ 38,465,184
                                       ------------                                   ------------

Certificates of Deposit--4.5%

Avon Cooperative Bank                  $    250,000    5.50%         11/02/98         $    250,000
Ben Franklin Savings Bank                 1,000,000    5.50          07/31/98            1,000,000
Ben Franklin Savings Bank                   300,000    5.65          12/28/98              300,000
Bank of Fall River,
 a Cooperative Bank                         500,000    5.50          07/22/98              500,000
Fidelity Cooperative Bank                   500,000    5.50          07/29/98              500,000
Foxborough Savings Bank                     250,000    5.60          07/16/98              250,000
Foxborough Savings Bank                     200,000    5.50          09/30/98              200,000
Foxborough Savings Bank                     300,000    5.50          12/01/98              300,000
Hyde Park Cooperative Bank                  250,000    5.50          08/04/98              250,000
Lowell Cooperative Bank                     200,000    5.50          08/06/98              200,000
Marlborough Cooperative Bank                250,000    5.75          07/02/98              250,000
Marlborough Cooperative Bank                250,000    5.85          09/30/98              250,000
Marlborough Cooperative Bank                500,000    5.60          01/27/99              500,000
Mechanics Cooperative Bank                  500,000    5.50          12/28/98              500,000
Mt. Washington Cooperative Bank             600,000    5.60          07/13/98              600,000
Mt. Washington Cooperative Bank             450,000    5.45          12/17/98              450,000
Mt. Washington Cooperative Bank             300,000    5.55          02/25/99              300,000
NCB Savings Association                     100,000    5.50          10/05/98              100,000
Pittsfield Cooperative Bank                 500,000    5.50          07/03/98              500,000
Pittsfield Cooperative Bank                 500,000    5.53          07/03/98              500,000
Pittsfield Cooperative Bank                 500,000    5.50          08/03/98              500,000
Pittsfield Cooperative Bank                 500,000    5.56          08/03/98              500,000
Pittsfield Cooperative Bank                 500,000    5.50          09/03/98              500,000
South Shore Savings Bank                    500,000    5.50          08/10/98              500,000
South Shore Savings Bank                  1,000,000    5.50          08/26/98            1,000,000
South Shore Savings Bank                  1,000,000    5.55          02/25/99            1,000,000
                                       ------------                                   ------------
                                       $ 11,700,000            (Value $ 11,700,000)   $ 11,700,000
                                       ------------                                   ------------

Commercial Paper--56.0%

Alabama Power & Light Co.              $  3,000,000    5.50%*        07/08/98         $  2,996,333
Anheuser Busch Corp.                      5,000,000    5.45*         07/09/98            4,993,187
Bank One Funding Corp.                    2,000,000    5.53*         07/06/98            1,998,157
Bank One Funding Corp.                    2,000,000    5.58*         07/15/98            1,995,350
Bank One Funding Corp.                    2,900,000    5.53*         07/28/98            2,887,527
Bank One Funding Corp.                    3,000,000    5.51*         08/21/98            2,976,123
Bell Atlantic Network Funding
 Corp.                                    3,000,000    5.51*         07/06/98            2,997,245
Carnival Corp.                            1,000,000    5.53*         07/27/98              995,852
Carolina Power & Light Co.                2,000,000    5.51*         07/17/98            1,994,796
Coca Cola & Co.                           4,000,000    5.47*         07/22/98            3,986,629
Coca Cola & Co.                           2,000,000    5.47*         07/22/98            1,993,315
Consolidated Natural Gas Co.              4,000,000    5.54*         07/10/98            3,993,845
Duke Energy Corp.                         5,000,000    6.05*         07/01/98            4,999,160
Exxon Asset Management Co.                4,000,000    5.40*         07/14/98            3,991,600
Fleet Funding Corp.                       5,000,000    5.54*         07/02/98            4,998,461
Fleet Funding Corp.                       3,000,000    5.52*         07/10/98            2,995,400
Fleet Funding Corp.                       2,000,000    5.52*         07/24/98            1,992,640
Ford Motor Credit Co.                     5,000,000    5.50*         07/16/98            4,987,778
General Mills Inc.                        5,000,000    6.00*         07/01/98            4,999,167
GTE Funding Inc.                          3,092,000    5.52*         07/06/98            3,089,155
GTE Funding Inc.                          3,000,000    5.52*         07/07/98            2,996,780
GTE Funding Inc.                          2,000,000    5.52*         07/08/98            1,997,547
International Lease Corp.                 2,000,000    5.46*         07/21/98            1,993,630
Kimberly-Clark Corp.                      2,750,000    5.50*         07/10/98            2,745,799
Kimberly-Clark Corp.                      2,470,000    5.48*         08/07/98            2,455,712
Lucent Technologies Inc.                  2,120,000    5.49*         07/02/98            2,119,353
Lucent Technologies Inc.                  4,000,000    5.50*         07/13/98            3,992,056
Lucent Technologies Inc.                  3,000,000    5.49*         07/13/98            2,994,052
Merrill Lynch & Co. Inc.                  5,000,000    6.10*         07/01/98            4,999,153
Merrill Lynch & Co. Inc.                  2,000,000    5.51*         07/06/98            1,998,163
Merrill Lynch & Co. Inc.                  2,000,000    5.58*         07/30/98            1,990,700
MetLife Funding Inc.                      2,453,000    5.50*         07/13/98            2,448,128
MetLife Funding Inc.                      4,000,000    5.53*         07/21/98            3,987,097
MetLife Funding Inc.                      5,000,000    5.54*         07/15/98            4,988,458
National Rural Utilities Inc.             4,000,000    5.50*         08/10/98            3,974,944
National Rural Utilities Inc.             1,205,000    5.50*         08/25/98            1,194,691
Potomac Electric Power Inc.               4,000,000    5.49*         07/29/98            3,982,310
Receivables Captial Corp.                 5,000,000    5.54*         08/14/98            4,965,375
Sherman-Williams Co.                      1,575,000    5.49*         07/09/98            1,572,838
Sherman-Williams Co.                      1,600,000    5.48*         07/27/98            1,593,424
Sherman-Williams Co.                      2,000,000    5.50*         08/03/98            1,989,611
Sherman-Williams Co.                      3,000,000    5.50*         08/12/98            2,980,292
USAA Capital Corp.                        2,000,000    5.52*         07/14/98            1,995,707
USAA Capital Corp.                        3,000,000    5.55*         07/28/98            2,987,050
USAA Capital Corp.                        2,000,000    5.51*         07/17/98            1,994,796
USAA Capital Corp.                        2,000,000    5.48*         07/08/98            1,997,564
Winn-Dixie Stores, Inc.                   3,000,000    5.52*         08/11/98            2,980,680
Winn-Dixie Stores, Inc.                   3,000,000    5.50*         08/25/98            2,974,333
                                       ------------                                   ------------
                                       $145,165,000            (Value $144,745,994)   $144,751,963
                                       ------------                                   ------------

Short-Term Corporate Bonds and Notes--15.3%

Asssociates Corp. of N.A.              $  3,000,000    5.29%         11/02/08         $  2,997,117
Asssociates Corp. of N.A.                 2,000,000    8.35          12/23/98            2,027,032
Avco Financial Corp.                      2,000,000    7.25          07/15/99            2,029,791
Coca Cola Co.                             1,500,000    7.875         09/15/98            1,506,545
Ford Motor Corp.                          4,139,000    5.625         12/15/98            4,134,853
Ford Motor Corp.                            530,000    5.625         01/15/99              530,345
GMAC Corp.                                1,000,000    5.625         10/22/98              999,430
GMAC Corp.                                1,500,000    6.20          12/07/98            1,502,026
GMAC Corp.                                4,594,000    7.75          01/15/99            4,646,724
GMAC Corp.                                1,000,000    8.50          01/15/99            1,014,614
IBM Corp.                                 1,500,000    5.40          01/27/99            1,499,757
International Lease Finance Corp.         1,000,000    7.68          11/02/98            1,005,991
International Lease Finance Corp.         2,000,000    5.75          01/15/99            2,000,503
International Lease Finance Corp.         1,500,000    5.99          01/15/99            1,503,560
International Lease Finance Corp.         1,500,000    6.55          02/01/99            1,509,001
International Lease Finance Corp.         2,000,000    5.96          07/07/99            2,007,343
Morgan Stanley Co.                        4,000,000    6.125         01/05/99            4,005,771
Morgan Stanley Co.                        1,000,000    7.44          06/08/99            1,015,494
Pepsi Co.                                 1,000,000    7.75          10/01/98            1,005,310
Transamerica Financial Corp.              2,500,000    6.80          03/15/99            2,519,932
                                       ------------                                   ------------
                                       $ 39,263,000            (Value $ 39,462,900)   $ 39,461,139
                                       ------------                                   ------------

Federal Funds Sold--5.4%

                                           Par          Coupon     Maturity Date          Cost
                                       ------------    --------    -------------      ------------

BankBoston                             $  4,254,751    5.50%         07/01/98         $  4,254,751
U. S. Trust Co.                           9,699,016    5.563         07/01/98            9,699,016
                                       ------------                                   ------------
                                       $ 13,953,767            (Value $ 13,953,767)   $ 13,953,767
                                       ------------                                   ------------

                                                               (Value $248,306,446)   $248,332,053
                                                                                      ------------

Repurchase Agreement--3.4%

$8,750,000                             Repurchase Agreement dated June 30, 1998 with
                                       PaineWebber, Inc. due July 1, 1998 with respect
                                       to $8,785,000 U.S. Treasury Notes 5.50% due
                                       February 28, 2003--maturity value $8,751,337 for
                                       an effective yield of 5.50%.

                                                               (Value $  8,750,000)   $  8,750,000
                                                                                      ------------


Total Investments--99.4%                                       (Value $257,056,446)   $257,082,053
                                                                                      ------------

Other assets in excess of liabilities--0.6%                                              1,555,204
                                                                                      ------------

Net assets--100%                                                                      $258,637,257
                                                                                      ============


                      BANK INVESTMENT FUND--LIQUIDITY FUND

                            PORTFOLIO OF INVESTMENTS
                               December 31, 1997

Obligations of Federal Agencies--11.1%

                                                                                       Amortized
                                           Par          Coupon     Maturity Date          Cost
                                       ------------    --------    -------------      ------------

Federal Home Loan Bank                 $  5,000,000    5.87%         01/30/98         $  5,000,000
Federal National Mortgage
 Association                              2,000,000    5.625         02/12/98            2,000,000
Federal National Mortgage
 Association                              2,000,000    5.74          06/09/98            2,000,000
Student Loan Marketing
 Association                              3,000,000    5.82          01/23/98            3,000,000
Student Loan Marketing
 Association--Floater                    14,000,000    5.649**       08/02/99           14,000,000
                                       ------------                                   ------------
                                       $ 26,000,000            (Value $ 25,977,500)   $ 26,000,000
                                       ------------                                   ------------

Certificates of Deposit--4.8%

Avon Cooperative Bank                  $    250,000    5.625%        05/01/98         $    250,000
Ben Franklin Savings Bank                 1,000,000    5.50          01/30/98            1,000,000
Ben Franklin Savings Bank                   300,000    5.65          06/26/98              300,000
Bank of Fall River,
 a Cooperative Bank                         500,000    5.75          01/21/98              500,000
Fidelity Cooperative Bank                   500,000    5.50          01/28/98              500,000
Foxborough Savings Bank                     250,000    5.75          01/15/98              250,000
Foxborough Savings Bank                     200,000    5.50          04/01/98              200,000
Foxborough Savings Bank                     300,000    5.75          06/01/98              300,000
Haymarket Cooperative Bank                  500,000    5.50          02/02/98              500,000
Haymarket Cooperative Bank                  500,000    5.55          05/01/98              500,000
Hyde Park Cooperative Bank                  250,000    5.50          02/03/98              250,000
Lowell Cooperative Bank                     200,000    5.50          02/05/98              200,000
Marlborough Cooperative Bank                500,000    5.50          01/27/98              250,000
Marlborough Cooperative Bank                250,000    5.75          07/02/98              250,000
Marlborough Cooperative Bank                250,000    5.85          09/30/98              500,000
Mechanics Cooperative Bank                  500,000    6.00          06/26/98              500,000
Mt. Washington Cooperative Bank             600,000    5.70          01/14/98              600,000
Mt. Washington Cooperative Bank             300,000    5.55          02/25/98              300,000
Mt. Washington Cooperative Bank             450,000    5.65          06/18/98              450,000
NCB Savings Bank                            100,000    5.55          04/06/98              100,000
Pittsfield Cooperative Bank                 500,000    5.60          03/27/98              500,000
Pittsfield Cooperative Bank                 500,000    5.50          04/27/98              500,000
South Weymouth Savings Bank                 500,000    5.50          02/09/98              500,000
Weymouth Savings Bank                     1,000,000    5.75          01/23/98            1,000,000
Weymouth Savings Bank                     1,000,000    5.50          02/25/98            1,000,000
                                       ------------                                   ------------
                                       $ 11,200,000            (Value $ 11,200,000)   $ 11,200,000
                                       ------------                                   ------------

Commercial Paper--54.5%

Anheuser Busch Corp.                   $  5,000,000    5.68%*        01/16/98         $  4,987,378
Anheuser Busch Corp.                      5,000,000    5.64*         01/21/98            4,983,550
American Tel. & Tel. Corp.                5,000,000    5.63*         02/23/98            4,957,775
Baltimore Gas & Electric Corp.            6,000,000    5.67*         01/07/98            5,993,385
Bank One Funding Corp.                    5,000,000    5.78*         01/29/98            4,976,719
Bank One Funding Corp.                    4,179,000    5.80*         02/06/98            4,154,088
Cargill Inc.                              3,000,000    5.55*         01/09/98            2,995,838
Cargill Inc.                              4,000,000    5.59*         01/16/98            3,990,062
Carolina Power & Light Co.                5,200,000    5.73*         01/26/98            5,178,481
Coca-Cola Co.                             6,000,000    5.68*         01/08/98            5,992,427
Co nsolidated Natural Gas Co.             6,000,000    6.05*         01/09/98            5,990,925
Ford Motor Corp.                          4,000,000    5.63*         01/05/98            3,996,872
General Electric Co.                      5,000,000    5.68*         01/12/98            4,990,533
General Electric Co.                      6,000,000    5.64*         02/10/98            5,961,460
Gillette Co.                              3,000,000    5.70*         01/06/98            2,997,150
Kimberly-Clark Corp.                      3,000,000    5.68*         01/29/98            2,986,273
Lucent Technologies, Inc.                 5,000,000    5.65*         01/08/98            4,993,722
Merrill Lynch & Co., Inc.                 3,000,000    5.81*         01/08/98            2,996,127
Merrill Lynch & Co., Inc.                 6,000,000    5.72*         01/13/98            5,987,607
Metropolitan Life Insurance Inc.          5,000,000    5.75*         02/09/98            4,968,056
National Rural Utilities, Inc.            4,000,000    5.70*         02/18/98            3,968,967
PHH Corp.                                 3,000,000    5.73*         02/17/98            2,977,080
PHH Corp.                                 5,000,000    5.73*         02/20/98            4,959,412
Sherman-Williams Co.                      4,000,000    5.70*         01/15/98            3,990,500
USAA Capital Corp.                        5,000,000    5.71*         02/03/98            4,973,036
USAA Capital Corp.                        3,000,000    5.69*         02/24/98            2,973,921
Vermont American Corp.                    6,000,000    5.71*         01/02/98            5,998,097
Vermont American Corp.                    4,000,000    5.55*         01/06/98            3,996,300
                                       ------------                                   ------------
                                       $128,379,000            (Value $127,915,741)   $127,915,741
                                       ------------                                   ------------

Short-Term Corporate Bonds and Notes--12.6%

American Financial Corp.               $  1,000,000    7.48%         03/02/98         $  1,003,127
Chase Manhattan Bank                      3,300,000    6.625         01/15/98            3,301,254
Coca-Cola Co.                             1,000,000    7.875         09/15/98            1,014,013
First Union Bank Corp.                    1,500,000    6.75          01/15/98            1,500,571
Ford Motor Corp.                          4,139,000    5.625         12/15/98            4,130,386
Ford Motor Corp.                          1,000,000    6.45          02/11/98            1,000,866
Ford Motor Corp.                          2,000,000    9.70          06/10/98            2,034,135
GE Capital Corp.                          1,000,000    7.95          02/02/98            1,002,020
GMAC Corp.                                1,000,000    5.625         10/22/98              998,525
GMAC Corp.                                1,500,000    6.20          12/07/98            1,504,319
International Lease Finance Corp.           750,000    8.125         01/15/98              750,733
International Lease Finance Corp.         3,000,000    5.87          02/13/98            3,000,450
International Lease Finance Corp.         1,000,000    7.68          11/02/98            1,014,667
Morgan Stanley & Co.                      3,000,000    6.125         01/05/99            3,007,009
Northern Trust Co.                        1,500,000    9.15          03/13/98            1,510,114
Pepsico Inc.                                200,000    6.125         01/15/98              200,030
Transamerica Financial Corp.                500,000    6.75          01/15/98              500,180
Upjohn & Co.                              2,050,000    6.25          02/02/98            2,051,117
                                       ------------                                   ------------
                                       $ 29,439,000            (Value $ 29,527,941)   $ 29,523,516
                                       ------------                                   ------------

Federal Funds Sold--16.8%

BankBoston                             $ 10,000,000    5.50%         01/02/98         $ 10,000,000
Boston Safe Deposit and Trust Co.         9,065,859    5.25          01/02/98            9,065,859
Fleet Bank, N.A.                         10,000,000    5.50          01/02/98           10,000,000
U.S. Trust Co.                           10,547,400    5.563         01/02/98           10,547,400
                                       ------------                                   ------------
                                       $ 39,613,259            (Value $ 39,613,259)   $ 39,613,259
                                       ------------                                   ------------


Total Investments--99.6%                                       (Value $234,234,441)   $234,252,515
                                                                                      ------------

Other assets in excess of liabilities--0.4%                                                951,949
                                                                                      ------------

Net assets--100%                                                                      $235,204,464
                                                                                      ============


                      BANK INVESTMENT FUND--LIQUIDITY FUND

                         NOTES TO FINANCIAL STATEMENTS
       (Information for the six months ended June 30, 1998 is unaudited)

NOTE 1.  Organization:

      The Bank Investment Fund (the "Corporation") was organized effective April 7, 1985 pursuant to a Special Act of the Commonwealth of Massachusetts (Acts of 1984, Chapter 482, as amended,) under the chartered name "Co-operative Bank Investment Fund" and does business under the name "Bank Investment Fund." The Corporation is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Corporation invests and manages two mutual funds derived from the voluntary subscriptions made by eligible banks.

      Liquidity Fund (the "Fund") is a no-load, diversified, open-end money market fund, which commenced operations on October 12, 1988. Fund shares are currently offered to the following eligible investors: Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank.

      Because more than one fund will be operated by the Corporation, operating expenses related directly to a single fund operation will be charged directly to that fund. Common or indirect expenses will be allocated among funds in proportion to the ratio of the net assets of each fund to total net assets of the Corporation or on such other basis as the Board of Directors of the Corporation may determine from time to time to be fair and equitable.

NOTE 2.  Significant Accounting Policies:

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Accounting for investments:

      Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The Fund's investment securities are carried at their amortized cost, which does not take into account unrealized appreciation or depreciation. Interest income is accrued on all debt securities on a daily basis and includes accretion of original issue discount.

Repurchase agreements:

      It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

Federal income taxes:

      The Corporation's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Dividends to shareholders:

      The Fund distributes all of its net investment income on a daily basis. Dividends are declared on each day that the Fund is open for business. Investors receive dividends in additional shares unless they elect to receive cash. Payment is made in additional shares at the net asset value on the payable date or in cash, on a monthly basis. Distributions of realized net capital gains, if any, are declared and paid once each year and are reinvested in additional shares at net asset value or, at each shareholder's option, paid in cash.

Net asset value:

      The net asset value per share is determined daily by dividing the value of all investment securities and all other assets, less liabilities, by the number of shares outstanding. The Fund has established procedures reasonably designed to stabilize the net asset value per share at $1,000.

NOTE 3.  Shares of Beneficial Interest:

      Chapter 482 of the Acts of 1984, as amended by Chapter 244, Acts of 1986, of the Commonwealth of Massachusetts permits the directors to issue an unlimited number of full and fractional shares of beneficial interest (no par, non-voting, with a stated value of $1,000 per share).

      Transactions in shares of beneficial interest are summarized as follows:

                                  Six Months Ended                 Year Ended                    Year Ended
                                    June 30, 1998               December 31, 1997             December 31, 1996
                             ---------------------------   ---------------------------   ---------------------------
                                     (unaudited)                    (audited)                     (audited)
                                Shares         Amount         Shares         Amount         Shares         Amount
                             ------------   ------------   ------------   ------------   ------------   ------------

Sold......................   655,910.9930   $655,910,993   763,373.3134   $763,373,313   784,710.5650   $784,710,565
Issued in reinvestment of
 dividends................     4,384.4444      4,384,444     7,740.8565      7,740,856     7,679.4060      7,679,406
                             ---------------------------------------------------------------------------------------
                             660,295.4374    660,295,437   771,114.1699    771,114,169   792,389.9710    792,389,971
Redeemed..................   636,862.6444    636,862,644   746,117.2619    746,117,261   827,332.9277    827,332,928
                             ---------------------------------------------------------------------------------------
Net increase (decrease)...    23,432.7930   $ 23,432,793    24,996.9080   $ 24,996,908   (34,942.9567)  $(34,942,957)
                             =======================================================================================

NOTE 4.  Distribution Expenses:

      The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the Investment Company Act of 1940, to use the assets of the Fund to finance certain activities relating to the distribution of its shares to investors. The Plan authorizes the Fund to pay for the cost of preparing, printing, and distributing offering circulars to prospective investors, direct payments to sales personnel, for certain other direct or indirect marketing expenses, and for the cost of implementing and operating the Plan. Plan expenses may not exceed an amount computed at an annual rate of .12 of 1% of the Fund's average daily net assets. The Fund paid or accrued $85,890 (.04% of average net assets) and $48,635 (.04% of average net assets--annualized) pursuant to the Plan for the year ended December 31, 1997 and the six months ended June 30, 1998, respectively.

NOTE 5.  Pension Plans:

      The Fund is a participating employer in the Co-operative Banks Employees Retirement Association, and has, in effect, a Defined Contribution Plan covering all eligible officers and employees. Under the Plan, contributions by employees are doubled by the Fund, up to a maximum of 10% of each employee's salary. Effective January 1, 1989, the Fund also participates in a Defined Benefit Plan, which covers all eligible employees, and is funded currently. The Fund's contributions to these multi-employer plans for the year ended December 31, 1997 and the six months ended June 30, 1998 were $17,325 and $10,846, respectively.

NOTE 6.  Transactions With Related Parties:

      The Incorporators of the Corporation are the Directors of The Co-operative Central Bank, which is the statutory reserve bank and insurer of deposits in excess of Federal deposit insurance limitations for Massachusetts co-operative banks. The Board of Directors of the Corporation is elected by the Incorporators.

      The Fund reimburses The Co-operative Central Bank and/or the Bank Investment Fund--Fund One for its proportionate share of expense items used in common. All fees and expenses for the Fund are estimated and accrued daily. Annual operating expenses were .16% and .17% of the Fund's net assets for the year ended December 31, 1997 and the six months ended June 30, 1998, respectively. As reimbursement of allocated expenses, the Fund paid or accrued $39,900 and $9,000 to the Bank Investment Fund--Fund One, for the year ended December 31, 1997 and the six months ended June 30, 1998, respectively.




             The following sheets are perforated for your removal and use in the establishment or updating of your account.




                              BANK INVESTMENT FUND
                                 LIQUIDITY FUND
                            ACCOUNT APPLICATION FORM

REGISTRATION. The account should be registered as follows:
                                                       DATE:__________________
NAME: ________________________________________________________________________
POST OFFICE BOX: _____________________________________________________________
STREET ADDRESS: ______________________________________________________________
CITY/TOWN: ______________________________________________ STATE: _____________
ZIP CODE: ____________________________________ TELEPHONE NUMBER: _____________
TAX ID NUMBER ________________________________________________________________
INITIAL INVESTMENT: $ _______________________________________(Minimum $50,000)

                             MONTHLY CASH DIVIDENDS

[ ] Check if dividends are to be paid monthly in cash. Otherwise dividends will be AUTOMATICALLY REINVESTED in additional shares of the Fund.

                          TELEPHONE REDEMPTION ORDERS

      Redemption proceeds will be sent ONLY to the bank or trust company listed below, for credit to the investor's account. The investor hereby authorizes the BANK INVESTMENT FUND to honor telephone or written instructions, without a signature guarantee, for redemption of Fund shares. THE FUND and its Agents will not be liable for any loss, expense or cost arising out of such transactions.

      Enclose a specimen copy of your check or deposit slip (marked VOID) for the bank account listed below. To facilitate the wiring of your redemption proceeds the indicated bank should be a commercial bank.

Name of Bank:
Bank Account No.______________________________________________________________
Bank Address:  _______________________________________________________________
               street
               ___________________________________________________ MA ________
               city                                                        zip
Name on Account: _____________________________________________________________
Bank Routing/Transit No.: ____________________________________________________

           AUTHORIZED PERSONS--TELEPHONE INVESTMENTS AND REDEMPTIONS

          Authorized person                  Title                  Initials
          -----------------                  -----                  --------
1. ___________________________________________________________________________
2. ___________________________________________________________________________
3. ___________________________________________________________________________
4. ___________________________________________________________________________
5. ___________________________________________________________________________


                             CORPORATE RESOLUTIONS

      We have enclosed with this application form the necessary corporate resolutions to authorize corporate officers to make wire or cash payment transfers to the Bank Investment Fund and to purchase, sell or exchange shares of beneficial ownership in the Bank Investment Fund.

                          SIGNATURE AND CERTIFICATION

      We have received and read the Offering Circular, and agree to its terms and conditions by signing below. By the execution of this Application, the undersigned represent and warrant that they are duly authorized to sign this Application and to purchase or redeem shares of the Fund on behalf of the investor.

      The undersigned hereby certify under penalty of perjury that the above Taxpayer Identification Number is correct and that the investor is not subject to backup withholding.

      We further certify and agree that the certifications, authorizations and appointments in this document will continue until the Bank Investment Fund receives actual written notice of any change thereof.

Signature _______________________________ Title ______________________________

Signature _______________________________ Title ______________________________

Two signatures are required, one of which should be the Secretary or Clerk of the corporation.

                              SIGNATURE GUARANTEE

      In order to facilitate telephone redemptions, you must have your signature(s) on this application guaranteed by a commercial bank or stock exchange member firm.


______________________________________________________________________________
Name of Bank or Investment Dealer


______________________________________________________________________________
By (signature of authorized person)


______________________________________________________________________________
Title (authorized person)


                      CERTIFICATE OF CORPORATE RESOLUTION

      For Massachusetts Co-operative Banks, Massachusetts Savings Banks, Massachusetts Trust Companies, Federally Chartered Savings Banks and Savings and Loan Associations with their principal place of business in Massachusetts, The Co-operative Central Bank Reserve Fund, The Savings Bank Life Insurance Company of Massachusetts and the National Cooperative Bank only. This form authorizes the individuals below to redeem shares by telephone or exchange.

      The undersigned is Secretary or Clerk of _______________________________ and hereby certifies that the following individuals: (name of corporation)

                  Name                               Title
                  ----                               -----

______________________________________________________________________________

______________________________________________________________________________

______________________________________________________________________________

are duly authorized by corporate resolution or otherwise to act on behalf of the eligible bank in connection with its ownership of shares in the Bank Investment Fund, Liquidity Fund and in particular to give instructions for the purchase, sale or exchange of any said shares and to execute any necessary forms in connection therewith.

      The Bank Investment Fund will consider this authorization to be in full force and in effect until otherwise notified in writing.

      IN WITNESS WHEREOF, the undersigned has executed this Certificate the _______________ day of ___________________ 19__________.



______________________________________________________________________________
Secretary or Clerk


                              FINANCIAL STATEMENTS

      As required by applicable statutes, semi-annual financial statements are furnished to the shareholders, the Commissioner of Banks and the Securities and Exchange Commission.

                             ADDITIONAL INFORMATION

      The Bank Investment Fund (the "Corporation") has filed with the Securities and Exchange Commission in Washington, D.C., under its chartered name the "Co-operative Bank Investment Fund" a registration statement on Form N-1A (together with all amendments and exhibits thereto, hereinafter referred to as the "Registration Statement") under the Investment Company Act of 1940. This Offering Circular does not contain all of the information in the Registration Statement. The Registration Statement may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

      The Corporation will provide, without charge to any person to whom this Offering Circular is delivered on the written or oral request of any such person, a copy of the Registration Statement and the additional information contained therein and documents relating to certain exemptions from the Investment Company Act of 1940 (see ORGANIZATION). Written requests should be directed to the Bank Investment Fund, 75 Park Plaza, Boston, MA 02116-3934. Telephone requests may be directed to 617-695-0415.


                                     NOTES


=======================================================

      No person has been authorized in connection with this Offering to give any information or to make any representation not contained in this Offering Circular and, if given or made, such information or representation must not be relied upon as having been authorized by the Fund. This Offering Circular does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby to any person to whom it is unlawful to make such offer.


                   TABLE OF CONTENTS
                                                 Page
                                                 ----

Financial Highlights...........................    i
Fee Table......................................   ii
Summary........................................    1
Investment Objectives..........................    1
Investment Policy..............................    2
Investment Restrictions........................    3
Eligible Banks or Investors....................    3
Statutory Limitation on Investments............    3
Dividends......................................    4
Net Asset Value................................    4
Investors' Accounts............................    5
Taxes..........................................    5
Auditors and Legal.............................    5
Certain Risk Factors to Consider...............    5
Capital Gains..................................    5
Yield Performance..............................    5
How Shares of Fund are Purchased...............    6
How Shares of Fund are Redeemed................    7
Transfer Restrictions..........................    7
Organization...................................    8
Description of Fund Shares.....................    8
Supervision and Regulation.....................    9
Investment Advisor.............................    9
Transfer Agent.................................    9
Operating and Distribution Expenses............    9
Exchange Privilege.............................   10
Custodian......................................   10
Year 2000......................................   11
Management of the Fund.........................   11
Independent Auditor's Report...................   13
Financial Statements...........................   14
Investments....................................   17
Account Application Forms......................   31


=======================================================



=======================================================




                  BANK INVESTMENT FUND

                     LIQUIDITY FUND







                  -------------------


                   OFFERING CIRCULAR


                  -------------------



                    August 25, 1998



                  -------------------



                     75 Park Plaza
                 Boston, MA 02116-3934
                      617-695-0415



=======================================================